UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22998

CSOP ETF TRUST

(Exact name of registrant as specified in charter)

2801 – 2803, Two Exchange Square,

8 Connaught Place

Central, Hong Kong

(Address of principal executive offices) (Zip Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 852 3406-5688

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF
CSOP CHINA CSI 300 A-H DYNAMIC ETF
SEMI-ANNUAL REPORT
MARCH 31, 2018 (UNAUDITED)

CSOP ETF TRUST

DISCLOSURE OF FUND EXPENSES
March 31, 2018
(unaudited)
Example
As a shareholder of a Fund, you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions for the purchases and sales of your Fund Shares, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 until March 31, 2018.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the number under the heading “Hypothetical Expenses paid during the period” is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. If transaction costs were included, your costs would have been higher.
Fund	Beginning Account Value 10/1/2017	Actual Ending Value 3/31/2018	Hypothetical Ending Account Value 3/31/2018	Actual Expenses Paid During the Period(a)	Hypothetical Expenses Paid During the Period(a)	Annualized Expense Ratio
CSOP FTSE China A50 ETF	$1,000.00	$1,115.80	$1,021.44	$3.69	$3.53	0.70%
CSOP MSCI China A International Hedged ETF	$1,000.00	$990.30	$1,020.99	$3.92	$3.98	0.79%
CSOP China CSI 300 A-H Dynamic ETF	$1,000.00	$1,082.00	$1,021.19	$3.89	$3.78	0.75%

(a)
Expenses are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year since commencement of operations, then divided by 365 (to reflect the one-half year period).

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2018
	Shares	Market Value
Common Stocks – 99.7%
China – 99.7%
Advertising – 1.4%
Focus Media Information Technology Co. Ltd. Class A	58,100	$119,242
Auto Manufacturers – 2.8%
BYD Co. Ltd. Class A	7,900	70,817
Guangzhou Automobile Group Co. Ltd. Class A	6,500	22,996
SAIC Motor Corp. Ltd. Class A	28,089	152,104
		245,917
Banks – 32.8%
Agricultural Bank of China Ltd. Class A	365,700	227,667
Bank of Beijing Co. Ltd. Class A	131,672	144,238
Bank of China Ltd. Class A	218,500	136,724
Bank of Communications Co. Ltd. Class A	207,500	204,176
Bank of Shanghai Co. Ltd. Class A	33,790	79,625
China CITIC Bank Corp. Ltd. Class A	28,238	29,000
China Construction Bank Corp. Class A	93,300	115,128
China Everbright Bank Co. Ltd. Class A	144,400	93,805
China Merchants Bank Co. Ltd. Class A	121,828	564,274
China Minsheng Banking Corp. Ltd. Class A	238,820	303,820
Industrial & Commercial Bank of China Ltd. Class A	223,600	216,814
Industrial Bank Co. Ltd. Class A	143,632	381,686
Ping An Bank Co. Ltd. Class A	74,724	129,684
Shanghai Pudong Development Bank Co. Ltd. Class A	149,081	276,533
		2,903,174
Beverages – 8.6%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	4,600	79,093
Kweichow Moutai Co. Ltd. Class A	4,547	494,924
Wuliangye Yibin Co. Ltd. Class A	17,800	188,073
		762,090
Building Materials – 1.0%
Anhui Conch Cement Co. Ltd. Class A	17,900	91,686
Coal – 0.8%
China Shenhua Energy Co. Ltd. Class A	20,467	67,945
Commercial Services – 0.4%
Shanghai International Port Group Co. Ltd. Class A	31,200	35,022
Computers – 2.1%
BOE Technology Group Co. Ltd. Class A	214,700	181,862

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (unaudited) – (continued)
March 31, 2018

	Shares	Market Value
Diversified Financial Services – 5.1%
CITIC Securities Co. Ltd. Class A	80,546	$238,281
Guotai Junan Securities Co. Ltd. Class A(a)	34,300	93,169
Haitong Securities Co. Ltd. Class A	62,100	113,608
		445,058
Electric – 1.2%
China Yangtze Power Co. Ltd. Class A	41,000	104,579
Electronics – 2.1%
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	28,763	189,140
Engineering & Construction – 3.6%
China Communications Construction Co. Ltd. Class A	14,600	29,871
China Railway Construction Corp. Ltd. Class A	39,300	61,197
China Railway Group Ltd. Class A	53,300	62,545
China State Construction Engineering Corp. Ltd. Class A	124,400	171,529
		325,142
Food – 2.7%
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	51,700	234,521
Home Furnishings – 7.7%
Gree Electric Appliances, Inc. of Zhuhai Class A	44,100	329,314
Midea Group Co. Ltd. Class A	40,690	353,282
		682,596
Insurance – 14.1%
China Life Insurance Co. Ltd. Class A	15,145	61,274
China Pacific Insurance Group Co. Ltd. Class A	26,017	140,553
New China Life Insurance Co. Ltd. Class A	6,746	49,430
Ping An Insurance Group Co. of China Ltd. Class A	95,436	992,409
		1,243,666
Iron/Steel – 0.8%
Baoshan Iron & Steel Co. Ltd. Class A	54,000	73,254
Miscellaneous Manufacturer – 1.4%
CRRC Corp. Ltd. Class A	77,230	123,581
Oil & Gas – 1.7%
China Petroleum & Chemical Corp. Class A	99,000	102,143
PetroChina Co. Ltd. Class A	42,000	51,091
		153,234
Pharmaceuticals – 2.1%
Jiangsu Hengrui Medicine Co. Ltd. Class A	13,400	185,641

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (unaudited) – (concluded)
March 31, 2018

	Shares	Market Value
Real Estate – 6.5%
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	21,300	$73,932
China Vanke Co. Ltd. Class A	67,000	355,130
Poly Real Estate Group Co. Ltd. Class A	70,800	151,845
		580,907
Telecommunications – 0.8%
China United Network Communications Ltd. Class A(a)	78,900	72,486
Total Common Stocks (Cost $7,071,119)		8,820,743
Total Investments – 99.7% (Cost $7,071,119)#		8,820,743
Other assets in excess of liabilities – 0.3%		22,988
Net Assets – 100.0%		$8,843,731

(a)
Non-income producing security.

#
Cost for federal income tax purposes as of March 31, 2018 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,916,677
Gross unrealized depreciation	(167,053)
Net unrealized appreciation	$1,749,624

Summary of Investments by Sector^
Financials	51.9%
Consumer Staples	11.3
Consumer Discretionary	10.5
Real Estate	6.5
Information Technology	5.5
Industrials	5.5
Energy	2.5
Health Care	2.1
Materials	1.9
Utilities	1.2
Telecommunication Services	0.8
Other assets in excess of liabilities	0.3
100.0%

^
As a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2018
	Shares	Market Value
Common Stocks – 99.6%
China – 99.6%
Advertising – 0.7%
Focus Media Information Technology Co. Ltd. Class A	3,700	$7,594
Leo Group Co. Ltd. Class A	4,920	2,209
		9,803
Aerospace/Defense – 0.8%
AECC Aviation Power Co. Ltd. Class A	700	3,150
AVIC Aircraft Co. Ltd. Class A	1,400	3,830
AVIC Helicopter Co. Ltd. Class A	300	2,309
Jihua Group Corp. Ltd. Class A	2,100	1,869
		11,158
Agriculture – 0.7%
Beijing Dabeinong Technology Group Co. Ltd. Class A	1,800	1,648
Heilongjiang Agriculture Co. Ltd. Class A	900	1,585
Muyuan Foodstuff Co. Ltd. Class A	600	4,326
Tongwei Co. Ltd. Class A	1,800	3,044
		10,603
Airlines – 1.2%
Air China Ltd. Class A	1,600	3,019
China Eastern Airlines Corp. Ltd. Class A	3,700	4,248
China Southern Airlines Co. Ltd. Class A	3,800	6,298
Hainan Airlines Holding Co. Ltd. Class A(c)(d)	6,400	3,312
		16,877
Auto Manufacturers – 2.4%
BYD Co. Ltd. Class A	700	6,275
Chongqing Changan Automobile Co. Ltd. Class A	2,000	3,573
Hubei Energy Group Co. Ltd. Class A	2,900	2,004
SAIC Motor Corp. Ltd. Class A	3,500	18,953
Zhengzhou Yutong Bus Co. Ltd. Class A	1,200	4,272
		35,077
Auto Parts & Equipment – 1.2%
Fuyao Glass Industry Group Co. Ltd. Class A	1,100	4,338
Huayu Automotive Systems Co. Ltd. Class A	1,100	4,244
Wanxiang Qianchao Co. Ltd. Class A	1,440	1,997
Weichai Power Co. Ltd. Class A	3,200	4,208
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A(c)(d)	840	1,660
		16,447

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) – (continued)
March 31, 2018

	Shares	Market Value
Banks – 17.3%
Agricultural Bank of China Ltd. Class A	26,500	$16,498
Bank of Beijing Co. Ltd. Class A	8,640	9,465
Bank of China Ltd. Class A	21,200	13,266
Bank of Communications Co. Ltd. Class A	18,700	18,400
Bank of Jiangsu Co. Ltd. Class A	5,200	6,061
Bank of Nanjing Co. Ltd. Class A	4,536	5,900
Bank of Ningbo Co. Ltd. Class A	2,730	8,272
Bank of Shanghai Co. Ltd. Class A	1,200	2,828
China CITIC Bank Corp. Ltd. Class A	2,600	2,670
China Construction Bank Corp. Class A	5,100	6,293
China Everbright Bank Co. Ltd. Class A	18,900	12,278
China Merchants Bank Co. Ltd. Class A	8,300	38,443
China Minsheng Banking Corp. Ltd. Class A	13,300	16,920
Huaxia Bank Co. Ltd. Class A	5,040	7,150
Industrial & Commercial Bank of China Ltd. Class A	23,200	22,496
Industrial Bank Co. Ltd. Class A	8,400	22,322
Ping An Bank Co. Ltd. Class A	8,160	14,162
Shanghai Pudong Development Bank Co. Ltd. Class A	12,584	23,342
		246,766
Beverages – 6.9%
Beijing Yanjing Brewery Co. Ltd. Class A	1,500	1,822
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	700	12,036
Kweichow Moutai Co. Ltd. Class A	500	54,423
Luzhou Laojiao Co. Ltd. Class A	600	5,421
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	400	3,501
Tsingtao Brewery Co. Ltd. Class A	400	2,575
Wuliangye Yibin Co. Ltd. Class A	1,700	17,962
		97,740
Biotechnology – 0.2%
Hualan Biological Engineering, Inc. Class A	480	2,298
Building Materials – 1.6%
Anhui Conch Cement Co. Ltd. Class A	2,100	10,756
BBMG Corp. Class A	3,800	3,025
Beijing New Building Materials PLC Class A	800	3,207
China Jushi Co. Ltd. Class A	1,300	3,217
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,500	3,100
		23,305

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) – (continued)
March 31, 2018

	Shares	Market Value
Chemicals – 1.9%
China Hainan Rubber Industry Group Co. Ltd. Class A(a)	2,200	$2,179
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A(c)(d)	4,000	3,000
Qinghai Salt Lake Industry Co. Ltd. Class A	900	1,850
Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,200	3,042
Tianqi Lithium Corp. Class A	500	4,689
Wanhua Chemical Group Co. Ltd. Class A(c)(d)	1,440	8,355
Zhejiang Longsheng Group Co. Ltd. Class A	1,800	3,198
		26,313
Coal – 0.6%
Jizhong Energy Resources Co. Ltd. Class A	1,900	1,549
Shaanxi Coal Industry Co. Ltd. Class A	2,300	2,823
Shanxi Lu’an Environmental Energy Development Co. Ltd. Class A	1,600	2,706
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	1,700	2,122
		9,200
Commercial Services – 0.6%
Dalian Port PDA Co. Ltd. Class A	4,140	1,668
Ningbo Zhoushan Port Co. Ltd. Class A	4,100	3,473
Shanghai International Port Group Co. Ltd. Class A	3,300	3,704
		8,845
Computers – 2.2%
Aisino Corp. Class A	1,000	4,027
BOE Technology Group Co. Ltd. Class A	16,100	13,638
Chengdu Santai Holding Group Co. Ltd. Class A(a)(c)(d)	750	811
Dawning Information Industry Co. Ltd. Class A	300	2,613
DHC Software Co. Ltd. Class A	1,400	1,850
Fujian Newland Computer Co. Ltd. Class A	900	2,975
Inspur Electronic Information Industry Co. Ltd. Class A	650	2,549
Venustech Group, Inc. Class A	800	3,485
		31,948
Distribution/Wholesale – 0.3%
Liaoning Cheng Da Co. Ltd. Class A(a)	800	2,298
Shanghai Jahwa United Co. Ltd. Class A	400	2,551
		4,849
Diversified Financial Services – 7.6%
Anxin Trust Co. Ltd. Class A(a)	1,980	3,698
Changjiang Securities Co. Ltd. Class A	2,600	2,997
China Merchants Securities Co. Ltd. Class A	2,800	7,739
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) – (continued)
March 31, 2018

	Shares	Market Value
Diversified Financial Services – 7.6% (continued)
CITIC Securities Co. Ltd. Class A	4,700	$13,904
Dongxing Securities Co. Ltd. Class A	900	2,036
Everbright Securities Co. Ltd. Class A	1,600	3,138
Founder Securities Co. Ltd. Class A(a)	4,400	4,344
GF Securities Co. Ltd. Class A	2,800	7,347
Guosen Securities Co. Ltd. Class A	2,200	3,808
Guotai Junan Securities Co. Ltd. Class A(a)	3,400	9,235
Guoyuan Securities Co. Ltd. Class A	1,650	2,406
Haitong Securities Co. Ltd. Class A	3,900	7,135
Huatai Securities Co. Ltd. Class A	2,600	7,137
Industrial Securities Co. Ltd. Class A	3,560	3,730
Northeast Securities Co. Ltd. Class A	1,300	1,627
Orient Securities Co. Ltd. Class A	2,700	5,335
Pacific Securities Co. Ltd. Class A	3,525	1,616
SDIC Capital Co. Ltd. Class A	1,300	2,633
Sealand Securities Co. Ltd. Class A	2,250	1,558
Shanxi Securities Co. Ltd. Class A	1,200	1,479
Shenwan Hongyuan Group Co. Ltd. Class A	8,910	7,051
Sinolink Securities Co. Ltd. Class A	1,600	2,148
SooChow Securities Co. Ltd. Class A	1,300	1,708
Southwest Securities Co. Ltd. Class A	3,000	2,083
Western Securities Co. Ltd. Class A	1,600	2,466
		108,358
Electric – 3.1%
China National Nuclear Power Co. Ltd. Class A	6,200	6,634
China Yangtze Power Co. Ltd. Class A	5,900	15,049
Huadian Power International Corp. Ltd. Class A	4,400	2,662
Huaneng Power International, Inc. Class A	3,700	4,047
SDIC Power Holdings Co. Ltd. Class A	3,600	4,076
Shenergy Co. Ltd. Class A	2,500	2,293
Shenzhen Energy Group Co. Ltd. Class A	2,100	1,953
Sichuan Chuantou Energy Co. Ltd. Class A	2,300	3,332
Zhejiang Zheneng Electric Power Co. Ltd. Class A	4,700	4,138
		44,184
Electrical Components & Equipment – 1.2%
AVIC Jonhon OptronicTechnology Co. Ltd. Class A	390	2,689
China XD Electric Co. Ltd. Class A	2,800	1,859
Chinese Universe Publishing & Media Co. Ltd. Class A	800	1,965
Fangda Carbon New Material Co. Ltd. Class A	800	3,375
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) – (continued)
March 31, 2018

	Shares	Market Value
Electrical Components & Equipment – 1.2% (continued)
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	1,430	$4,126
Zhejiang Chint Electrics Co. Ltd. Class A	600	2,515
		16,529
Electronics – 3.6%
Dongxu Optoelectronic Technology Co. Ltd. Class A	1,800	2,218
GoerTek, Inc. Class A	1,600	3,419
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	4,150	27,290
Han’s Laser Technology Industry Group Co. Ltd. Class A	600	5,226
Luxshare Precision Industry Co. Ltd. Class A	1,575	6,064
O-film Tech Co. Ltd. Class A	1,250	4,032
Unigroup Guoxin Co. Ltd. Class A	300	2,482
		50,731
Energy-Alternate Sources – 0.4%
LONGi Green Energy Technology Co. Ltd. Class A	1,000	5,456
Engineering & Construction – 4.4%
Beijing Orient Landscape & Environment Co. Ltd. Class A	1,250	4,124
China Communications Construction Co. Ltd. Class A	1,200	2,455
China Gezhouba Group Co. Ltd. Class A	2,400	3,351
China National Chemical Engineering Co. Ltd. Class A	2,700	3,168
China Railway Construction Corp. Ltd. Class A	5,200	8,097
China Railway Group Ltd. Class A	7,400	8,684
China State Construction Engineering Corp. Ltd. Class A	12,100	16,684
Metallurgical Corp. of China Ltd. Class A	6,700	4,054
Power Construction Corp. of China Ltd. Class A	4,000	4,273
Shanghai Construction Group Co. Ltd. Class A	3,142	1,871
Shanghai International Airport Co. Ltd. Class A	500	3,888
Shanghai Tunnel Engineering Co. Ltd. Class A	1,700	1,960
		62,609
Entertainment – 0.6%
Shenzhen Overseas Chinese Town Co. Ltd. Class A	3,400	4,461
Wanda Film Holding Co. Ltd. Class A(c)(d)	500	4,143
		8,604
Environmental Control – 0.3%
Beijing Capital Co. Ltd. Class A	2,600	2,215
Tus-Sound Environmental Resources Co. Ltd. Class A	400	1,812
		4,027

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) – (continued)
March 31, 2018

	Shares	Market Value
Food – 2.5%
Foshan Haitian Flavouring & Food Co. Ltd. Class A	1,000	$9,037
Henan Shuanghui Investment & Development Co. Ltd. Class A	1,200	4,891
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,000	13,609
Shanghai Bailian Group Co. Ltd. Class A	900	1,560
Yonghui Superstores Co. Ltd. Class A	4,400	6,894
		35,991
Healthcare-Services – 0.3%
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	1,100	4,759
Holding Companies-Diversified – 0.5%
Avic Capital Co. Ltd. Class A	3,400	2,907
Humanwell Healthcare Group Co. Ltd. Class A	700	1,734
Zhejiang China Commodities City Group Co. Ltd. Class A	2,900	2,470
		7,111
Home Furnishings – 3.1%
Gree Electric Appliances, Inc. of Zhuhai Class A	1,200	8,961
Hisense Electric Co. Ltd. Class A	700	1,724
Midea Group Co. Ltd. Class A	2,900	25,178
Qingdao Haier Co. Ltd. Class A	2,900	8,136
		43,999
Insurance – 4.9%
China Life Insurance Co. Ltd. Class A	1,300	5,259
China Pacific Insurance Group Co. Ltd. Class A	2,500	13,506
New China Life Insurance Co. Ltd. Class A	700	5,129
Ping An Insurance Group Co. of China Ltd. Class A	4,400	45,754
		69,648
Iron/Steel – 1.9%
Angang Steel Co. Ltd. Class A	2,700	2,571
Baoshan Iron & Steel Co. Ltd. Class A	8,824	11,970
Hesteel Co. Ltd. Class A	5,700	3,185
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A(a)	18,060	6,269
Shanxi Taigang Stainless Steel Co. Ltd. Class A	3,000	2,742
		26,737
Leisure Time – 0.6%
China International Travel Service Corp. Ltd. Class A	1,000	8,424

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) – (continued)
March 31, 2018

	Shares	Market Value
Machinery-Construction & Mining – 0.7%
Sany Heavy Industry Co. Ltd. Class A	4,100	$5,131
XCMG Construction Machinery Co. Ltd. Class A	3,800	2,360
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	3,400	2,279
		9,770
Machinery-Diversified – 0.2%
China Shipbuilding Industry Group Power Co. Ltd. Class A	600	2,386
Media – 0.7%
China Media Group Class A(c)(d)	1,100	1,471
China South Publishing & Media Group Co. Ltd. Class A	1,000	2,032
CITIC Guoan Information Industry Co. Ltd. Class A	2,000	2,277
Shanghai Oriental Pearl Group Co. Ltd. Class A	1,400	3,647
		9,427
Metal Fabricate/Hardware – 0.1%
Jiangsu Shagang Co. Ltd. Class A(a)(c)(d)	800	2,053
Mining – 2.7%
China Molybdenum Co. Ltd. Class A	3,200	4,321
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	1,700	3,522
Jiangxi Copper Co. Ltd. Class A	1,100	3,028
Jiangxi Ganfeng Lithium Co. Ltd. Class A	300	3,696
Shandong Gold Mining Co. Ltd. Class A	700	3,237
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	1,200	1,790
Tongling Nonferrous Metals Group Co. Ltd. Class A(a)	4,700	1,968
Xiamen Tungsten Co. Ltd. Class A	600	2,524
Zhejiang Huayou Cobalt Co. Ltd. Class A(a)	300	5,662
Zhongjin Gold Corp. Ltd. Class A	1,888	2,790
Zijin Mining Group Co. Ltd. Class A	7,500	5,194
		37,732
Miscellaneous Manufacturer – 1.5%
CRRC Corp. Ltd. Class A	10,900	17,442
Kangde Xin Composite Material Group Co. Ltd. Class A(c)(d)	1,199	3,776
		21,218
Oil & Gas – 1.6%
China Petroleum & Chemical Corp. Class A	13,100	13,516
PetroChina Co. Ltd. Class A	5,100	6,204
Wintime Energy Co. Ltd. Class A(c)(d)	5,000	2,675
		22,395

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) – (continued)
March 31, 2018

	Shares	Market Value
Oil & Gas Services – 0.2%
Offshore Oil Engineering Co. Ltd. Class A	2,300	$2,263
Pharmaceuticals – 5.6%
Beijing SL Pharmaceutical Co. Ltd. Class A	400	2,438
Beijing Tongrentang Co. Ltd. Class A	800	4,415
China National Accord Medicines Corp. Ltd. Class A	200	1,894
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	500	2,193
Dong-E-E-Jiao Co. Ltd. Class A	400	3,926
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	600	2,898
Huadong Medicine Co. Ltd. Class A	400	4,172
Jiangsu Hengrui Medicine Co. Ltd. Class A	1,284	17,788
Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	650	2,132
Kangmei Pharmaceutical Co. Ltd. Class A	2,300	8,229
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,000	7,084
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	500	3,447
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	700	3,544
Tasly Pharmaceutical Group Co. Ltd. Class A	600	4,349
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	864	3,678
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	300	3,964
Zhejiang NHU Co. Ltd. Class A	600	3,191
		79,342
Pipelines – 0.1%
Guanghui Energy Co. Ltd. Class A(b)(d)	2,700	1,639
Real Estate – 6.2%
Beijing Capital Development Co. Ltd. Class A	1,200	1,620
Beijing Urban Construction Investment & Development Co. Ltd. Class A	900	1,678
China Fortune Land Development Co. Ltd. Class A	1,100	5,746
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	3,162	10,976
China Vanke Co. Ltd. Class A	4,400	23,322
Financial Street Holdings Co. Ltd. Class A	1,600	2,497
Future Land Holdings Co. Ltd. Class A	1,000	5,601
Gemdale Corp. Class A	2,400	4,456
Oceanwide Holdings Co. Ltd. Class A(c)(d)	1,700	2,144
Poly Real Estate Group Co. Ltd. Class A	5,700	12,225
RiseSun Real Estate Development Co. Ltd. Class A	1,800	2,872
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	780	2,345
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	900	1,930
Suning Universal Co. Ltd. Class A	2,500	1,620
Tahoe Group Co. Ltd. Class A	500	2,204
Xinhu Zhongbao Co. Ltd. Class A(a)	3,200	2,369
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) – (continued)
March 31, 2018

	Shares	Market Value
Real Estate – 6.2% (continued)
Youngor Group Co. Ltd. Class A	1,400	$1,888
Zhongtian Financial Group Co. Ltd. Class A(c)(d)	2,100	2,457
		87,950
Retail – 1.1%
China Grand Automotive Services Co. Ltd. Class A	2,700	3,164
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	1,000	3,926
Suning.com Co. Ltd. Class A	3,900	8,737
		15,827
Semiconductors – 0.5%
Sanan Optoelectronics Co. Ltd. Class A	1,920	7,132
Software – 2.1%
Beijing Shiji Information Technology Co. Ltd. Class A	600	2,563
Giant Network Group Co. Ltd. Class A	600	3,048
Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A	1,500	1,674
Hundsun Technologies, Inc. Class A	300	2,855
Iflytek Co. Ltd. Class A	500	4,843
NavInfo Co. Ltd. Class A	550	2,259
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A	600	1,781
Yonyou Network Technology Co. Ltd. Class A	700	4,257
Zhejiang Dahua Technology Co. Ltd. Class A	1,600	6,527
		29,807
Telecommunications – 1.5%
Addsino Co. Ltd. Class A	1,400	2,374
China Spacesat Co. Ltd. Class A	600	2,202
Dr Peng Telecom & Media Group Co. Ltd. Class A	700	1,676
Fiberhome Telecommunication Technologies Co. Ltd. Class A	500	2,286
Guangzhou Haige Communications Group, Inc. Co. Class A	1,200	2,016
Jiangsu Zhongtian Technology Co. Ltd. Class A	1,400	2,737
ZTE Corp. Class A(a)	1,800	8,641
		21,932
Transportation – 1.2%
COSCO Shipping Development Co. Ltd. Class A(a)	4,000	1,936
COSCO Shipping Holdings Co. Ltd. Class A(a)	3,800	3,564
Daqin Railway Co. Ltd. Class A	7,100	9,360
Guangshen Railway Co. Ltd. Class A	3,000	2,192
		17,052
Total Common Stocks (Cost $1,221,978)		1,416,321

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) – (continued)
March 31, 2018

	Shares	Market Value
Rights – 0.0%(e)
China – 0.0%(e)
Pipelines – 0.0%(e)
Guanghui Energy Co. Ltd. (exp. 12/31/2049)(a)(b)(d)	810	$492
Total Rights (Cost $0)		492
Total Investments – 99.6% (Cost $1,221,978)#		1,416,813
Other assets in excess of liabilities – 0.4%		5,427
Net Assets – 100.0%		$1,422,240

(a)
Non-income producing security.

(b)
Level 2 securities fair valued in accordance with procedures adopted by the Board of Trustees. At March 31, 2018, the value of these securities amounted to $2,131 or 0.1% of net assets.

(c)
Level 3 securities fair valued in accordance with procedures adopted by the Board of Trustees. At March 31, 2018, the value of these securities amounted to $35,857 or 2.5% of net assets.

(d)
Security deemed illiquid as of March 31, 2018.

(e)
Less than 0.005% of net assets.

#
Cost for federal income tax purposes as of March 31, 2018 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report. Net unrealized appreciation (depreciation) on common stocks, rights and open forward currency exchange contracts consists of:

Gross unrealized appreciation	$337,348
Gross unrealized depreciation	(157,252)
Net unrealized appreciation	$180,096

Summary of Investments by Sector^
Financials	30.1%
Industrials	13.3
Consumer Staples	10.3
Consumer Discretionary	9.6
Information Technology	9.5
Materials	8.0
Health Care	6.5
Real Estate	6.3
Utilities	3.4
Energy	2.5
Telecommunication Services	0.1
Other assets in excess of liabilities	0.4
100.0%

^
As a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) – (concluded)
March 31, 2018

Financial Derivative Instruments
Open Forward Currency Exchange Contracts
Currency	Buy Amount	Currency	(Sell) Amount	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RMB	331,647	USD	(52,551)	Brown Brothers Harriman & Co.	4/4/2018	$252	$—
RMB	123,625	USD	(19,518)	Brown Brothers Harriman & Co.	4/4/2018	165	—
RMB	134,864	USD	(21,481)	Brown Brothers Harriman & Co.	4/4/2018	—	(9)
USD	22,735	RMB	(143,989)	Brown Brothers Harriman & Co.	4/4/2018	—	(190)
USD	1,412,415	RMB	(8,888,848)	Brown Brothers Harriman & Co.	5/3/2018	—	(891)
USD	1,472,192	RMB	(9,334,995)	Brown Brothers Harriman & Co.	4/4/2018	—	(14,066)
						$417	$(15,156)
Net Unrealized (Depreciation) on Open Forward Foreign Currency Contracts							$(14,739)

Currency Abbreviations:
RMB — Chinese Renminbi
USD — United States Dollar
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2018
	Shares	Market Value
Common Stocks – 99.5%
China – 99.5%
Advertising – 0.5%
Focus Media Information Technology Co. Ltd. Class A	4,300	$8,825
Aerospace/Defense – 0.7%
AECC Aero-Engine Control Co. Ltd. Class A	300	801
AECC Aviation Power Co. Ltd. Class A	700	3,150
AVIC Aircraft Co. Ltd. Class A	1,100	3,009
AVIC Helicopter Co. Ltd. Class A	300	2,309
Jihua Group Corp. Ltd. Class A	1,600	1,424
		10,693
Agriculture – 0.4%
Beijing Dabeinong Technology Group Co. Ltd. Class A	1,800	1,648
Muyuan Foodstuff Co. Ltd. Class A	300	2,163
New Hope Liuhe Co. Ltd. Class A	2,100	2,434
		6,245
Airlines – 1.2%
Air China Ltd. Class H	2,000	2,548
China Eastern Airlines Corp. Ltd. Class H	6,000	4,358
China Southern Airlines Co. Ltd. Class H	6,000	6,192
Hainan Airlines Holding Co. Ltd. Class A(b)(c)	10,200	5,278
Spring Airlines Co. Ltd. Class A	200	972
		19,348
Auto Manufacturers – 2.2%
BYD Co. Ltd. Class H	1,000	7,798
China Avionics Systems Co. Ltd. Class A	500	1,242
Chongqing Changan Automobile Co. Ltd. Class A	2,200	3,930
Great Wall Motor Co. Ltd. Class H	1,500	1,504
SAIC Motor Corp. Ltd. Class A	3,100	16,787
Zhengzhou Yutong Bus Co. Ltd. Class A	1,300	4,628
		35,889
Auto Parts & Equipment – 1.1%
Fuyao Glass Industry Group Co. Ltd. Class A	1,400	5,521
Huayu Automotive Systems Co. Ltd. Class A	1,300	5,015
Wanxiang Qianchao Co. Ltd. Class A	1,320	1,831
Weichai Power Co. Ltd. Class H	5,000	5,606
		17,973

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) – (continued)
March 31, 2018

	Shares	Market Value
Banks – 17.5%
Agricultural Bank of China Ltd. Class H	42,000	$23,868
Bank of Beijing Co. Ltd. Class A	14,256	15,617
Bank of China Ltd. Class H	26,000	13,980
Bank of Communications Co. Ltd. Class H	33,000	25,859
Bank of Guiyang Co. Ltd. Class A	700	1,602
Bank of Jiangsu Co. Ltd. Class A	6,100	7,109
Bank of Nanjing Co. Ltd. Class A	5,040	6,556
Bank of Ningbo Co. Ltd. Class A	2,470	7,484
Bank of Shanghai Co. Ltd. Class A	800	1,885
China CITIC Bank Corp. Ltd. Class H	4,000	2,732
China Construction Bank Corp. Class H	9,000	9,243
China Everbright Bank Co. Ltd. Class H	21,000	10,088
China Merchants Bank Co. Ltd. Class H	10,500	43,012
China Minsheng Banking Corp. Ltd. Class H	29,000	28,193
Huaxia Bank Co. Ltd. Class A	6,120	8,682
Industrial & Commercial Bank of China Ltd. Class H	23,000	19,723
Industrial Bank Co. Ltd. Class A	11,100	29,497
Ping An Bank Co. Ltd. Class A	7,600	13,190
Shanghai Pudong Development Bank Co. Ltd. Class A	10,725	19,894
		288,214
Beverages – 4.7%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	500	8,597
Kweichow Moutai Co. Ltd. Class A	400	43,538
Luzhou Laojiao Co. Ltd. Class A	700	6,325
Wuliangye Yibin Co. Ltd. Class A	1,800	19,019
		77,479
Biotechnology – 0.1%
Hualan Biological Engineering, Inc. Class A	480	2,298
Building Materials – 0.9%
Anhui Conch Cement Co. Ltd. Class A	1,900	9,732
BBMG Corp. Class H	6,000	2,706
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,200	2,480
		14,918
Chemicals – 1.5%
Beijing Sanju Environmental Protection & New Material Co. Ltd. Class A	900	4,643
China Hainan Rubber Industry Group Co. Ltd. Class A(a)	1,000	990
Hubei Biocause Pharmaceutical Co. Ltd. Class A	1,300	1,598
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A(b)(c)	2,500	1,875
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) – (continued)
March 31, 2018

	Shares	Market Value
Chemicals – 1.5% (continued)
Qinghai Salt Lake Industry Co. Ltd. Class A	1,400	$2,878
Sinopec Shanghai Petrochemical Co. Ltd. Class H	4,000	2,431
Wanhua Chemical Group Co. Ltd. Class A(b)(c)	1,200	6,962
Zhejiang Longsheng Group Co. Ltd. Class A	2,100	3,732
		25,109
Coal – 0.9%
China Coal Energy Co. Ltd. Class H	3,000	1,200
China Shenhua Energy Co. Ltd. Class H	2,000	4,969
Shaanxi Coal Industry Co. Ltd. Class A	3,000	3,683
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	1,600	1,997
Yanzhou Coal Mining Co. Ltd. Class H	2,000	2,549
		14,398
Commercial Services – 0.4%
Ningbo Zhoushan Port Co. Ltd. Class A	3,700	3,134
Shanghai International Port Group Co. Ltd. Class A	3,300	3,704
		6,838
Computers – 1.6%
Aisino Corp. Class A	1,100	4,429
BOE Technology Group Co. Ltd. Class A	21,000	17,788
DHC Software Co. Ltd. Class A	1,600	2,114
Tsinghua Tongfang Co. Ltd. Class A	1,600	2,660
		26,991
Distribution/Wholesale – 0.5%
Liaoning Cheng Da Co. Ltd. Class A(a)	1,200	3,447
Wuchan Zhongda Group Co. Ltd. Class A	1,755	1,861
Xiamen C & D, Inc. Class A	1,700	3,029
		8,337
Diversified Financial Services – 8.0%
Anxin Trust Co. Ltd. Class A(a)	1,980	3,698
Bohai Capital Holding Co. Ltd. Class A(b)(c)	1,800	1,674
Changjiang Securities Co. Ltd. Class A	3,100	3,574
China Merchants Securities Co. Ltd. Class H	3,600	5,156
CITIC Securities Co. Ltd. Class H	9,000	20,596
Dongxing Securities Co. Ltd. Class A	1,100	2,489
Everbright Securities Co. Ltd. Class H	3,400	3,942
First Capital Securities Co. Ltd. Class A	1,900	2,447
Founder Securities Co. Ltd. Class A(a)	3,900	3,850
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) – (continued)
March 31, 2018

	Shares	Market Value
Diversified Financial Services – 8.0% (continued)
GF Securities Co. Ltd. Class H	3,200	$5,880
Guosen Securities Co. Ltd. Class A	2,400	4,154
Guotai Junan Securities Co. Ltd. Class H(a)	4,600	9,987
Guoyuan Securities Co. Ltd. Class A	1,500	2,188
Haitong Securities Co. Ltd. Class H	11,600	15,342
Huaan Securities Co. Ltd. Class A	1,100	1,229
Huatai Securities Co. Ltd. Class H	4,400	8,465
Industrial Securities Co. Ltd. Class A	5,190	5,437
Northeast Securities Co. Ltd. Class A	1,280	1,602
Orient Securities Co. Ltd. Class H	8,000	7,441
Pacific Securities Co. Ltd. Class A	6,870	3,150
SDIC Capital Co. Ltd. Class A	1,100	2,228
Sealand Securities Co. Ltd. Class A	2,100	1,454
Shanxi Securities Co. Ltd. Class A	1,500	1,849
Shenwan Hongyuan Group Co. Ltd. Class A	5,805	4,594
Sinolink Securities Co. Ltd. Class A	1,800	2,416
SooChow Securities Co. Ltd. Class A	2,300	3,021
Southwest Securities Co. Ltd. Class A	2,700	1,874
Western Securities Co. Ltd. Class A	1,700	2,620
		132,357
Electric – 2.6%
China National Nuclear Power Co. Ltd. Class A	4,700	5,029
China Yangtze Power Co. Ltd. Class A	6,300	16,069
Datang International Power Generation Co. Ltd. Class H(a)	6,000	1,797
GD Power Development Co. Ltd. Class A	11,300	5,343
Huaneng Power International, Inc. Class H	6,000	4,029
SDIC Power Holdings Co. Ltd. Class A	3,200	3,623
Shanghai Electric Power Co. Ltd. Class A	1,000	1,399
Sichuan Chuantou Energy Co. Ltd. Class A	2,100	3,043
Zhejiang Zheneng Electric Power Co. Ltd. Class A	3,900	3,434
		43,766
Electrical Components & Equipment – 0.7%
Chinese Universe Publishing & Media Co. Ltd. Class A	600	1,474
TBEA Co. Ltd. Class A	3,700	5,196
Xinjiang Goldwind Science & Technology Co. Ltd. Class H	3,340	5,354
		12,024

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) – (continued)
March 31, 2018

	Shares	Market Value
Electronics – 3.2%
Dongxu Optoelectronic Technology Co. Ltd. Class A	3,600	$4,437
GoerTek, Inc. Class A	1,900	4,060
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	3,300	21,700
Han’s Laser Technology Industry Group Co. Ltd. Class A	900	7,838
Luxshare Precision Industry Co. Ltd. Class A	1,125	4,331
O-film Tech Co. Ltd. Class A	2,000	6,452
Shenzhen Inovance Technology Co. Ltd. Class A	800	4,504
		53,322
Energy-Alternate Sources – 0.4%
LONGi Green Energy Technology Co. Ltd. Class A	1,200	6,548
Engineering & Construction – 3.6%
Beijing Orient Landscape & Environment Co. Ltd. Class A	1,100	3,629
China Communications Construction Co. Ltd. Class H	2,000	2,054
China Gezhouba Group Co. Ltd. Class A	2,700	3,770
China National Chemical Engineering Co. Ltd. Class A	2,000	2,347
China Railway Construction Corp. Ltd. Class H	6,500	6,510
China Railway Group Ltd. Class H	8,000	5,545
China State Construction Engineering Corp. Ltd. Class A	13,300	18,339
Metallurgical Corp. of China Ltd. Class H	13,000	3,710
Power Construction Corp. of China Ltd. Class A	4,000	4,274
Shanghai Construction Group Co. Ltd. Class A	2,285	1,361
Shanghai International Airport Co. Ltd. Class A	800	6,221
Shanghai Tunnel Engineering Co. Ltd. Class A	1,500	1,729
		59,489
Entertainment – 1.2%
Beijing Enlight Media Co. Ltd. Class A	800	1,638
China Film Co. Ltd. Class A	600	1,611
Huayi Brothers Media Corp. Class A	1,798	2,737
Perfect World Co. Ltd. Class A	400	2,132
Shenzhen Overseas Chinese Town Co. Ltd. Class A	4,000	5,248
Songcheng Performance Development Co. Ltd. Class A	500	1,663
Wanda Film Holding Co. Ltd. Class A(b)(c)	500	4,143
		19,172
Environmental Control – 0.5%
Beijing Capital Co. Ltd. Class A	1,600	1,363
Beijing Originwater Technology Co. Ltd. Class A	1,479	4,267
Tus-Sound Environmental Resources Co. Ltd. Class A	500	2,265
		7,895

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) – (continued)
March 31, 2018

	Shares	Market Value
Food – 2.2%
Henan Shuanghui Investment & Development Co. Ltd. Class A	900	$3,668
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,400	24,495
Shanghai Bailian Group Co. Ltd. Class A	700	1,214
Yonghui Superstores Co. Ltd. Class A	4,000	6,267
		35,644
Healthcare-Products – 0.3%
Lepu Medical Technology Beijing Co. Ltd. Class A	900	4,832
Healthcare-Services – 0.5%
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	1,200	5,191
Shanghai RAAS Blood Products Co. Ltd. Class A(b)(c)	1,080	3,360
		8,551
Holding Companies-Diversified – 0.4%
Avic Capital Co. Ltd. Class A	4,800	4,104
Zhejiang China Commodities City Group Co. Ltd. Class A	2,600	2,215
		6,319
Home Furnishings – 5.2%
Gree Electric Appliances, Inc. of Zhuhai Class A	4,300	32,110
Hangzhou Robam Appliances Co. Ltd. Class A	500	2,917
Midea Group Co. Ltd. Class A	4,050	35,163
Qingdao Haier Co. Ltd. Class A	2,900	8,136
Suofeiya Home Collection Co. Ltd. Class A	500	2,728
TCL Corp. Class A	7,000	3,867
		84,921
Insurance – 8.5%
China Life Insurance Co. Ltd. Class H	2,000	5,504
China Pacific Insurance Group Co. Ltd. Class H	3,800	17,019
New China Life Insurance Co. Ltd. Class H	1,200	5,589
Ping An Insurance Group Co. of China Ltd. Class H	11,000	111,846
		139,958
Internet – 0.8%
East Money Information Co. Ltd. Class A	2,760	7,440
Hithink RoyalFlush Information Network Co. Ltd. Class A	200	1,653
Wangsu Science & Technology Co. Ltd. Class A	1,498	3,566
		12,659

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) – (continued)
March 31, 2018

	Shares	Market Value
Iron/Steel – 1.3%
Angang Steel Co. Ltd. Class A	1,600	$1,523
Baoshan Iron & Steel Co. Ltd. Class A	8,728	11,840
Beijing Shougang Co. Ltd. Class A(a)	1,600	1,259
Hesteel Co. Ltd. Class A	4,000	2,236
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A(a)	13,020	4,519
		21,377
Leisure Time – 0.4%
China International Travel Service Corp. Ltd. Class A	800	6,739
Machinery-Construction & Mining – 0.6%
Sany Heavy Industry Co. Ltd. Class A	3,600	4,505
XCMG Construction Machinery Co. Ltd. Class A	4,200	2,608
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	6,600	2,523
		9,636
Machinery-Diversified – 0.7%
China Shipbuilding Industry Group Power Co. Ltd. Class A	800	3,182
CITIC Heavy Industries Co. Ltd. Class A(a)	1,100	620
NARI Technology Co. Ltd. Class A	1,500	4,015
Shanghai Electric Group Co. Ltd. Class H(a)	6,000	2,079
Siasun Robot & Automation Co. Ltd. Class A(a)	660	2,195
		12,091
Media – 0.4%
CITIC Guoan Information Industry Co. Ltd. Class A	2,750	3,131
Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	780	889
Shanghai Oriental Pearl Group Co. Ltd. Class A	1,200	3,126
		7,146
Mining – 3.0%
Aluminum Corp. of China Ltd. Class H(a)	12,000	6,651
China Molybdenum Co. Ltd. Class H	3,000	2,263
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	2,000	4,143
Jiangxi Copper Co. Ltd. Class H	2,000	2,854
Jiangxi Ganfeng Lithium Co. Ltd. Class A	500	6,160
Jinduicheng Molybdenum Co. Ltd. Class A(a)	800	873
Shandong Gold Mining Co. Ltd. Class A	700	3,237
Shandong Nanshan Aluminum Co. Ltd. Class A	4,900	2,481
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	1,300	1,939
Tongling Nonferrous Metals Group Co. Ltd. Class A(a)	6,400	2,680
Xiamen Tungsten Co. Ltd. Class A	400	1,683
Zhejiang Huayou Cobalt Co. Ltd. Class A(a)	300	5,662
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) – (continued)
March 31, 2018

	Shares	Market Value
Mining – 3.0% (continued)
Zhongjin Gold Corp. Ltd. Class A	1,534	$2,266
Zijin Mining Group Co. Ltd. Class H	16,000	7,156
		50,048
Miscellaneous Manufacturer – 1.2%
CRRC Corp. Ltd. Class H	14,000	11,934
Kangde Xin Composite Material Group Co. Ltd. Class A(b)(c)	1,898	5,978
Suzhou Victory Precision Manufacture Co. Ltd. Class A	1,700	1,402
		19,314
Oil & Gas – 1.2%
China Petroleum & Chemical Corp. Class H	12,000	10,535
PetroChina Co. Ltd. Class H	10,000	6,868
Wintime Energy Co. Ltd. Class A(b)(c)	3,300	1,765
		19,168
Oil & Gas Services – 0.2%
Offshore Oil Engineering Co. Ltd. Class A	2,100	2,066
Sinopec Oilfield Service Corp. Class H(a)	4,000	602
		2,668
Pharmaceuticals – 4.9%
Aurora Optoelectronics Co. Ltd. Class A(a)(b)(c)	800	2,216
Beijing Tongrentang Co. Ltd. Class A	700	3,863
Chongqing Zhifei Biological Products Co. Ltd. Class A	400	2,164
Dong-E-E-Jiao Co. Ltd. Class A	500	4,908
Huadong Medicine Co. Ltd. Class A	400	4,172
Jiangsu Bicon Pharmaceutical Listed Co. Class A	500	2,064
Jiangsu Hengrui Medicine Co. Ltd. Class A	1,640	22,720
Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	910	2,985
Kangmei Pharmaceutical Co. Ltd. Class A	2,900	10,375
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,000	6,142
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	400	2,758
Tasly Pharmaceutical Group Co. Ltd. Class A	700	5,073
Yunnan Baiyao Group Co. Ltd. Class A	500	7,881
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	300	3,964
		81,285
Real Estate – 5.4%
Beijing Capital Development Co. Ltd. Class A	1,100	1,485
China Fortune Land Development Co. Ltd. Class A	1,300	6,791
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	2,302	7,990
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) – (continued)
March 31, 2018

	Shares	Market Value
Real Estate – 5.4% (continued)
China Vanke Co. Ltd. Class H	5,600	$25,545
Financial Street Holdings Co. Ltd. Class A	1,500	2,341
Future Land Holdings Co. Ltd. Class A	900	5,041
Gemdale Corp. Class A	2,200	4,084
Greenland Holdings Corp. Ltd. Class A	2,400	2,832
Poly Real Estate Group Co. Ltd. Class A	6,300	13,512
RiseSun Real Estate Development Co. Ltd. Class A	1,900	3,031
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	720	2,164
Shanghai SMI Holding Co. Ltd. Class A(a)	1,096	1,394
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	700	1,501
Xinhu Zhongbao Co. Ltd. Class A(a)	3,400	2,517
Yango Group Co. Ltd. Class A	1,600	1,962
Youngor Group Co. Ltd. Class A	2,240	3,021
Zhongtian Financial Group Co. Ltd. Class A(b)(c)	2,700	3,160
		88,371
Retail – 1.2%
China Grand Automotive Services Co. Ltd. Class A	2,080	2,437
Nanjing Xinjiekou Department Store Co. Ltd. Class A(b)(c)	400	2,119
Searainbow Holding Corp. Class A(a)	700	4,397
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,200	3,211
Suning.com Co. Ltd. Class A	3,300	7,393
		19,557
Semiconductors – 0.5%
Sanan Optoelectronics Co. Ltd. Class A	2,160	8,024
Shipbuilding – 0.5%
China Shipbuilding Industry Co. Ltd. Class A(a)	8,800	7,608
Software – 1.9%
Beijing Shiji Information Technology Co. Ltd. Class A	300	1,282
Giant Network Group Co. Ltd. Class A	500	2,540
Hundsun Technologies, Inc. Class A	500	4,759
Iflytek Co. Ltd. Class A	900	8,717
Ourpalm Co. Ltd. Class A	1,900	2,096
Yonyou Network Technology Co. Ltd. Class A	900	5,472
Zhejiang Dahua Technology Co. Ltd. Class A	1,450	5,915
		30,781

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) – (continued)
March 31, 2018

	Shares	Market Value
Telecommunications – 2.5%
Beijing Xinwei Technology Group Co. Ltd. Class A(b)(c)	1,100	$2,044
China Spacesat Co. Ltd. Class A	600	2,202
China United Network Communications Ltd. Class A(a)	8,100	7,441
Dr Peng Telecom & Media Group Co. Ltd. Class A	1,100	2,634
Fiberhome Telecommunication Technologies Co. Ltd. Class A	600	2,744
Guangzhou Haige Communications Group, Inc. Co. Class A	1,700	2,855
Guoxuan High-Tech Co. Ltd. Class A	650	2,278
Jiangsu Zhongtian Technology Co. Ltd. Class A	2,100	4,106
Shenzhen Sunway Communication Co. Ltd. Class A	700	4,158
ZTE Corp. Class H(a)	3,400	11,069
		41,531
Toys/Games/Hobbies – 0.1%
Alpha Group Class A	500	996
Transportation – 1.2%
China High-Speed Railway Technology Co. Ltd. Class A	1,700	1,851
China Merchants Energy Shipping Co. Ltd. Class A	2,100	1,244
COSCO Shipping Development Co. Ltd. Class H(a)	8,000	1,488
COSCO Shipping Holdings Co. Ltd. Class H(a)	7,000	3,470
Daqin Railway Co. Ltd. Class A	5,700	7,515
Guangshen Railway Co. Ltd. Class H	4,000	2,365
SF Holding Co. Ltd. Class A	200	1,581
		19,514
Total Common Stocks (Cost $1,431,618)		1,636,866
Total Investments – 99.5% (Cost $1,431,618)#		1,636,866
Other assets in excess of liabilities – 0.5%		7,973
Net Assets – 100.0%		$1,644,839

(a)
Non-income producing security.

(b)
Level 3 securities fair valued in accordance with procedures adopted by the Board of Trustees. At March 31, 2018, the value of these securities amounted to $40,574 or 2.5% of net assets.

(c)
Security deemed illiquid as of March 31, 2018.

#
Cost for federal income tax purposes as of March 31, 2018 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$346,586
Gross unrealized depreciation	(141,338)
Net unrealized appreciation	$205,248

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) – (concluded)
March 31, 2018

Summary of Investments by Sector^
Financials	34.8%
Industrials	13.2
Consumer Discretionary	10.9
Information Technology	9.4
Consumer Staples	7.3
Materials	6.9
Health Care	6.2
Real Estate	5.2
Utilities	2.7
Energy	2.3
Telecommunication Services	0.6
Other assets in excess of liabilities	0.5
100.0%

^
As a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2018 (unaudited)
	CSOP FTSE China A50 ETF	CSOP MSCI China A International Hedged ETF	CSOP China CSI 300 A-H Dynamic ETF
ASSETS
Investments in unaffiliated securities, at value	$8,820,743	$1,416,813	$1,636,866
Cash	7,519	6,713	1,432
Foreign currency, at value*	20,943	13,653	7,617
Unrealized appreciation of forward foreign currency exchange contracts	—	417	—
Receivables:
Investments sold	—	782	—
TOTAL ASSETS	8,849,205	1,438,378	1,645,915
LIABILITIES
Unrealized depreciation of forward foreign exchange currency contracts	—	15,156	—
Payables:
Management fees	5,474	982	1,076
TOTAL LIABILITIES	5,474	16,138	1,076
NET ASSETS	$8,843,731	$1,422,240	$1,644,839
COMPONENTS OF NET ASSETS
Paid-in capital	$10,431,947	$1,714,239	$1,904,788
Accumulated net investment income (loss)	(371,069)	(70,198)	(67,456)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(2,967,193)	(402,812)	(397,857)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	1,750,046	181,011	205,364
NET ASSETS	$8,843,731	$1,422,240	$1,644,839
NET ASSET VALUE PER SHARE
Net Asset Value	$17.48	$28.44	$32.90
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	505,882	50,002	50,002
COST OF INVESTMENTS
Investments in unaffiliated securities, at cost	$7,071,119	$1,221,978	$1,431,618
Foreign currency, at cost	$20,522	$13,519	$7,501

*
Amount includes cash at other banks for minimum reserve requirements of  $6,687, $1,337, $1,337, respectively.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2018 (unaudited)
	CSOP FTSE China A50 ETF	CSOP MSCI China A International Hedged ETF	CSOP China CSI 300 A-H Dynamic ETF
INVESTMENT INCOME:
Dividends from unaffiliated investments	$—	$448	$434
Interest income	157	—	—
Other income	140	18	33
Less: Foreign taxes withheld	—	(45)	(43)
Total Investment Income	297	421	424
EXPENSES:
Management fees (See Note 3)	27,795	5,873	6,318
Total Expenses	27,795	5,873	6,318
NET INVESTMENT INCOME (LOSS)	(27,498)	(5,452)	(5,894)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
Investments in unaffiliated securities	(70,281)	(57,029)	60,455
Forward foreign currency contracts	—	(81,021)	—
Foreign currency transactions	206	(1,172)	1,381
Net realized gain (loss)	(70,075)	(139,222)	61,836
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	708,390	156,330	72,298
Forward foreign currency contracts	—	(26,509)	—
Foreign currency translations	573	973	(580)
Net change in unrealized appreciation (depreciation)	708,963	130,794	71,718
NET REALIZED AND UNREALIZED GAIN (LOSS)	638,888	(8,428)	133,554
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$611,390	$(13,880)	$127,660

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	CSOP FTSE CHINA A50 ETF
	For the Period Ended March 31, 2018 (unaudited)	For the Year Ended September 30, 2017
OPERATIONS:
Net investment income (loss)	$(27,498)	$91,661
Net realized gain (loss) on investments and foreign currency transactions	(70,075)	(41,029)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	708,963	1,293,521
Net increase (decrease) in net assets resulting from operations	611,390	1,344,153
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(472,784)	(70,343)
Total distributions to shareholders	(472,784)	(70,343)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	1,912,248	852,166
Cost of Shares redeemed	—	(1,415,479)
Net increase (decrease) in net assets from Capital Transactions	1,912,248	(563,313)
Net increase (decrease) in net assets	2,050,854	710,497
NET ASSETS
Beginning of period	6,792,877	6,082,380
End of period	$8,843,731	$6,792,877
Includes accumulated net investment income (loss) of:	$(371,069)	$129,213
CHANGES IN SHARES OUTSTANDING
Shares issued	100,000	50,000
Shares redeemed	—	(100,000)
Net increase (decrease) in Shares outstanding	100,000	(50,000)
Shares Outstanding, Beginning of Period	405,882	455,882
Shares Outstanding, End of Period	505,882	405,882

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF
	For the Period Ended March 31, 2018 (unaudited)	For the Year Ended September 30, 2017
OPERATIONS:
Net investment income (loss)	$(5,452)	$12,783
Net realized gain (loss) on investments and foreign currency transactions	(139,222)	(80,401)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	130,794	246,581
Net increase (decrease) in net assets resulting from operations	(13,880)	178,963
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(63,186)
Total distributions to shareholders	—	(63,186)
Net increase (decrease) in net assets	(13,880)	115,777
NET ASSETS
Beginning of period	1,436,120	1,320,343
End of period	$1,422,240	$1,436,120
Includes accumulated net investment income (loss) of:	$(70,198)	$(64,746)
Shares Outstanding, Beginning of Period	50,002	50,002
Shares Outstanding, End of Period	50,002	50,002

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	CSOP CHINA CSI 300 A-H DYNAMIC ETF
	For the Period Ended March 31, 2018 (unaudited)	For the Year Ended September 30, 2017
OPERATIONS:
Net investment income (loss)	$(5,894)	$18,789
Net realized gain (loss) on investments and foreign currency transactions	61,836	(14,513)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	71,718	251,327
Net increase (decrease) in net assets resulting from operations	127,660	255,603
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(75,924)	(23,896)
Total distributions to shareholders	(75,924)	(23,896)
Net increase (decrease) in net assets	51,736	231,707
NET ASSETS
Beginning of period	1,593,103	1,361,396
End of period	$1,644,839	$1,593,103
Includes accumulated net investment income (loss) of:	$(67,456)	$14,362
Shares Outstanding, Beginning of Period	50,002	50,002
Shares Outstanding, End of Period	50,002	50,002

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

FINANCIAL HIGHLIGHTS
Selected Data for a Share of Common Stock Outstanding Throughout each Period Indicated:
	For the Period Ended March 31, 2018 (unaudited)	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*
NET ASSET VALUE, Beginning of Period	$16.74	$13.34	$15.09	$17.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.06)	0.23	0.13	0.17
Net realized and unrealized gain (loss)	1.96	3.32	0.50(b)	(2.08)(b)
Total income (loss) from operations	1.90	3.55	0.63	(1.91)
Less Distributions From:
Net investment income	(1.16)	(0.15)	(2.38)	—
Total distributions	(1.16)	(0.15)	(2.38)	—
NET ASSET VALUE, End of Period	$17.48	$16.74	$13.34	$15.09
MARKET VALUE, End of Period	$17.61	$16.81	$13.52	$14.93
NET ASSET VALUE, Total Return(c)	11.58%	26.94%	3.07%	(11.24)%
MARKET PRICE, Total Return(d)	9.59%	25.80%	5.58%	(12.18)%
Net Assets, End of Period (thousands)	$8,844	$6,793	$6,082	$6,880
Ratios of Average Net Assets:
Total Expenses	0.70%**	0.70%	0.70%	0.99%**
Net Expenses	0.70%**	0.70%	0.69%	0.99%**
Net Investment Income (Loss)	(0.69)%**	1.57%	0.95%	1.44%**
Portfolio Turnover Rate(e)	17%	34%	410%	266%

*
Commencement of operations, March 10, 2015.

**
Annualized.

(a)
Per share amounts have been calculated using the Average Shares Method.

(b)
Amounts disclosed do not appear consistent with the numbers shown for these captions on the Statement of Operations and Statement of Changes in Net Assets due to the timing of subscriptions and redemptions.

(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(d)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(e)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

FINANCIAL HIGHLIGHTS
Selected Data for a Share of Common Stock Outstanding Throughout each Period Indicated:
	For the Period Ended March 31, 2018 (unaudited)	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
NET ASSET VALUE, Beginning of Period	$28.72	$26.41	$30.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.11)	0.26	0.13
Net realized and unrealized gain (loss)	(0.17)	3.31	(3.72)
Total income (loss) from operations	(0.28)	3.57	(3.59)
Less Distributions From:
Net investment income	—	(1.26)	—
Total distributions	—	(1.26)	—
NET ASSET VALUE, End of Period	$28.44	$28.72	$26.41
MARKET VALUE, End of Period	$28.40	$28.51	$26.37
NET ASSET VALUE, Total Return(b)	(0.97)%	14.08%	(11.97)%
MARKET PRICE, Total Return(c)	4.42%	13.01%	(12.10)%
Net Assets, End of Period (thousands)	$1,422	$1,436	$1,320
Ratios of Average Net Assets:
Net Expenses	0.79%**	0.79%	0.79%**
Net Investment Income (Loss)	(0.73)%**	0.95%	0.49%**
Portfolio Turnover Rate(d)	8%	1%	70%

*
Commencement of operations, October 20, 2015.

**
Annualized.

(a)
Per share amounts have been calculated using the Average Shares Method.

(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

FINANCIAL HIGHLIGHTS
Selected Data for a Share of Common Stock Outstanding Throughout each Period Indicated:
	For the Period Ended March 31, 2018 (unaudited)	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
NET ASSET VALUE, Beginning of Period	$31.86	$27.23	$30.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.12)	0.38	0.14
Net realized and unrealized gain (loss)	2.68	4.73	(2.91)
Total income (loss) from operations	2.56	5.11	(2.77)
Less Distributions From:
Net investment income	(1.52)	(0.48)	—
Total distributions	(1.52)	(0.48)	—
NET ASSET VALUE, End of Period	$32.90	$31.86	$27.23
MARKET VALUE, End of Period	$32.80	$31.62	$27.14
NET ASSET VALUE, Total Return(b)	8.20%	19.10%	(9.23)%
MARKET PRICE, Total Return(c)	9.18%	18.51%	(9.53)%
Net Assets, End of Period (thousands)	$1,645	$1,593	$1,361
Ratios of Average Net Assets:
Net Expenses	0.75%**	0.75%	0.75%**
Net Investment Income (Loss)	(0.70)%**	1.31%	0.53%**
Portfolio Turnover Rate(d).	14%	10%	111%

*
Commencement of operations, October 20, 2015.

**
Annualized.

(a)
Per share amounts have been calculated using the Average Shares Method.

(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)
March 31, 2018
1. Organization
CSOP ETF Trust (the ‘‘Trust’’) was organized as a Delaware statutory trust on August 12, 2014. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’). The Trust currently consists of three investment portfolios: the CSOP FTSE China A50 ETF, the CSOP MSCI China A International Hedged ETF and the CSOP China CSI 300 A-H Dynamic ETF (each a ‘‘Fund’’ and collectively, the ‘‘Funds’’). Each Fund is classified as ‘‘diversified,’’ and therefore must meet certain diversification requirements under the 1940 Act. All payments received by the Trust for shares of a Fund belong to that Fund. The Trust may create additional portfolios and/or classes from time to time.
The investment objective of the Funds is to provide investment results that, before fees and expenses, track the performance of an index. The Funds track the following indices, respectively: the CSOP FTSE China A50 ETF tracks the performance of the FTSE China A50 Net Total Return Index, the CSOP MSCI China A International Hedged ETF tracks the performance of the MSCI China A International with CNH 100% Hedged to USD Index and the CSOP China CSI 300 A-H Dynamic ETF tracks the performance of the CSI 300 Smart Index (each an ‘‘Index’’ and collectively, the ‘‘Indices’’).
CSOP Asset Management Limited serves as the investment adviser to the Funds (the “Adviser” or “CSOP”).
The Net Asset Value (the ‘‘NAV’’) of the Funds’ shares is calculated each day the New York Stock Exchange (‘‘NYSE’’) is open for trading, as of the close of regular trading on the NYSE (generally 4:00 PM Eastern Standard Time (‘‘EST’’)). The Funds’ NAV-per-share is calculated by dividing each Fund’s net assets by the number of Fund shares outstanding.
The Funds are exchange-traded funds (‘‘ETFs’’), which trade like other publicly traded securities. The Funds are designed to track their respective Indices. Shares of the Funds are listed and traded on NYSE Arca (the ‘‘Exchange’’). Each share of a Fund represents partial ownership in an underlying portfolio of securities intended to track the designated market index. Shares of the Funds may be purchased or redeemed directly from the Funds at the NAV solely by certain large institutional investors called Authorized Participants (‘‘APs’’) who have entered into agreements with the Funds’ distributor, ALPS Distributors, Inc. (‘‘ALPS’’).
Under the Trust’s organizational documents, the Board of Trustees (the ‘‘Board’’) and the Trust’s officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with vendors and other parties, which contracts provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be, but have not yet been made against the Funds. However, the Funds expect the risk of loss from such claims to be remote.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies utilized by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (‘‘GAAP’’) for registered investment companies, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.
a. Basis of Presentation
The accompanying financial statements were prepared in conformity with GAAP, as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Trust is an investment company and follows the accounting and reporting guidance in ASC 946 (Financial Services — Investment Companies).
b. Investment Valuation
The Funds’ investments are valued pursuant to Pricing and Valuation Procedures (‘‘Procedures’’) duly approved by the Board. Pursuant to the Procedures, the Funds’ investments are generally valued using market valuations. A market valuation is a valuation that is: (i) obtained from an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a Board-approved

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)
March 31, 2018

2. Summary of Significant Accounting Policies – (continued)

independent pricing service, or a major market maker (or dealer); or (iii) based on amortized cost. The Funds will generally value exchange listed securities at market closing prices. Market closing prices are generally determined on the basis of the last reported sales prices, or if no sales are reported, based on the last reported quotes. Fixed income securities are generally valued based on prices provided by Board-approved independent pricing services, which may use valuation models or matrix pricing to determine current value. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Unless determined by the Adviser not to be representative of fair value, the Trust generally will use amortized cost to value fixed income or money market securities that have a remaining maturity of 60 days or less. Foreign currency forward contracts are valued at the current day’s interpolated exchange rate, as calculated using the current day’s spot rate and the thirty, sixty, ninety, and one hundred eighty day forward rates provided by an independent source. Redeemable securities issued by open-end investment companies and ETFs that are affiliated persons of the Adviser are valued at the investment company’s or ETF’s applicable NAV. Redeemable securities issued by unaffiliated investment companies and ETFs are valued as equity securities. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the prevailing exchange rates at 3:00 PM Hong Kong time on the date of valuation as provided by a Board-approved independent pricing service. With respect to securities that are primarily listed on foreign exchanges, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or sell your shares.
In the event that current market valuations are not readily available, or such valuations are deemed by the Adviser to be unreliable, the Trust’s procedures require the Trust’s Fair Value Committee to determine a security’s fair value. In determining such value, the Fair Value Committee will make each fair value determination based on all relevant factors, which may include among other things: (i) price comparisons among multiple sources; (ii) a review of corporate actions and news events; (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices); and (iv) if applicable, certain other factors specifically relevant to the China A-Share market. Fair value pricing involves subjective judgments and it is possible that the Fair Value Committee’s fair value determination for a security could be materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Funds’ NAVs and the prices used by the Funds’ respective Indices. This may result in a difference between the Funds’ performance and the performance of the Funds’ Indices, also known as ‘‘tracking error.’’
The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value within GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Funds’ investments.
The three tier hierarchy of inputs is summarized below:
•
Level 1 — quoted prices in active markets for identical securities

•
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•
Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the ‘‘1933 Act’’)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). The valuation

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)
March 31, 2018

2. Summary of Significant Accounting Policies – (continued)

of fixed income securities held by the Funds, if any, are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Examples of events that may be ‘‘significant events’’ are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.
Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfer into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the valuations as of March 31, 2018, for the Funds based upon the three levels defined above:
CSOP FTSE China A50 ETF
At March 31, 2018	Total	Level 1	Level 2	Level 3
Common Stocks	$8,820,743	$8,820,743	$—	$—
Total Investments, at value	$8,820,743	$8,820,743	$—	$—

CSOP MSCI China A International Hedged ETF
At March 31, 2018	Total	Level 1	Level 2	Level 3
Common Stocks	$1,416,813	$1,378,825	$2,131	$35,857
Total Investments, at value	$1,416,813	$1,378,825	$2,131	$35,857
Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$417	$—	$417	$—
Liabilities
Forward Foreign Currency Contracts	(15,156)	—	(15,156)	—
Total Other Financial Instruments	$(14,739)	$—	$(14,739)	$—

CSOP China CSI 300 A-H Dynamic ETF
At March 31, 2018	Total	Level 1	Level 2	Level 3
Common Stocks	$1,636,866	$1,596,292	$—	$40,574
Total Investments, at value	$1,636,866	$1,596,292	$—	$40,574

Please refer to the Schedules of Investments to view equity securities segregated by industry type. The Funds disclose transfers between levels based on valuations at the end of the reporting period. For the period ended March 31, 2018, there were following transfers:
CSOP MSCI China A International Hedged ETF
•
Nine securities transferred from Level 1 to Level 3, with a market value of  $27,203.

CSOP China CSI 300 A-H Dynamic ETF
•
Seven securities transferred from Level 1 to Level 3, with a market value of  $26,892.

•
Four securities transferred from Level 3 to Level 1, with a market value of  $14,296.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)
March 31, 2018

2. Summary of Significant Accounting Policies – (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value during the period October 1, 2017, through March 31, 2018. Transfers into or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities.
CSOP FTSE China A50 ETF
Common Stocks
Balance as of September 30, 2017	$83,354
Total realized gain (loss)	(35,902)
Change in unrealized appreciation (depreciation)	33,614
Purchases	—
(Sales)	(81,066)
Transfer In	—
Transfer Out	—
Balance as of March 31, 2018	$—
Change in unrealized appreciation (depreciation) from investments held as of March 31, 2018*	$—

CSOP MSCI China A International Hedged ETF
Common Stocks
Balance as of September 30, 2017	$34,069
Total realized gain (loss)	(12,298)
Change in unrealized appreciation (depreciation)	10,095
Purchases	—
(Sales)	(23,212)
Transfer In	27,203
Transfer Out	—
Balance as of March 31, 2018	$35,857
Change in unrealized appreciation (depreciation) from investments held as of March 31, 2018*	$494

CSOP China CSI 300 A-H Dynamic ETF
Common Stocks
Balance as of September 30, 2017	$37,225
Total realized gain (loss)	(9,866)
Change in unrealized appreciation (depreciation)	8,448
Purchases	—
(Sales)	(7,829)
Transfer In	26,892
Transfer Out	(14,296)
Balance as of March 31, 2018	$40,574
Change in unrealized appreciation (depreciation) from investments held as of March 31, 2018*	$(18)

*
Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)
March 31, 2018

2. Summary of Significant Accounting Policies – (continued)

The valuation techniques and significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 securities are outlined in the tables below:
CSOP MSCI China A International Hedged ETF
	Fair Value at March 31, 2018	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$35,857	Market Approach	Adjustments to prior transactions	Low – 0% (9/30/2017) High – 0% (3/31/2018)
CSOP China CSI 300 A-H Dynamic ETF
	Fair Value at March 31, 2018	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$40,574	Market Approach	Adjustments to prior transactions	Low – 0% (9/30/2017) High – 0% (3/31/2018)
A change to the unobservable inputs of the Funds’ Level 3 securities may result in changes to the fair value measurement, as follows:
Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Adjustments to prior transactions	Increase	Decrease
The following is a summary of fair value amounts of derivative instruments on CSOP MSCI China A International Hedged ETF’s Statement of Assets and Liabilities as of March 31, 2018:
	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted For as Hedging Instruments Under ASC 815	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign Exchange Risk Exposure:
Forward Foreign Currency Contracts	Unrealized appreciation of forward foreign currency contracts	$417	Unrealized depreciation of forward foreign currency contracts	$15,156
The following is a summary of the location of realized gains and losses and change in unrealized appreciation and depreciation of derivative instruments on CSOP MSCI China A International Hedged ETF’s Statement of Operations for the period ended March 31, 2018:
Derivatives Not Accounted For as Hedging Instruments Under ASC 815	Location of Gain (Loss) On Derivatives	Net Realized Gain (Loss)	Net Increase (Decrease) In Unrealized Appreciation (Depreciation)
Foreign Exchange Risk Exposure:
Forward Foreign Currency Contracts	Net realized and unrealized gain (loss) on Forward foreign currency contracts	$(81,021)	—
	Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	—	$(26,509)

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)
March 31, 2018

2. Summary of Significant Accounting Policies – (continued)

The average notional amount of forward foreign currency contracts during the period ended March 31, 2018 on CSOP MSCI China A International Hedged ETF, was as follows:
Notional Amount
Foreign Exchange Risk Exposure:
Forward Foreign Currency Contracts	$2,663,920
c. Foreign Currency Translations
The Funds’ accounting records are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates at 3:00 pm Hong Kong time. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments when financial statements are presented. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments but excluding investments in securities, resulting from changes in currency exchange rates.
d. Investment Transactions and Income
For financial reporting purposes, portfolio security transactions are reported on the trade date. However, for the daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date.
Dividend income is recorded on the ex-dividend date or as soon as information is available to the Funds, net of foreign taxes withheld, if any. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.
e. Dividends and Distributions
Each Fund intends to distribute its net investment income, if any, to investors annually and to distribute net realized capital gains, if any, annually. The Funds may also pay dividends and distributions at other times, if necessary to comply with the distribution requirements of the Internal Revenue Code (the ‘‘Code’’), as amended. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary to preserve the Funds’ eligibility for treatment as a registered investment company (‘‘RIC’’) under the Code.
f. Forward Foreign Currency Contracts
The Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.
The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)
March 31, 2018

2. Summary of Significant Accounting Policies – (continued)

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Funds’ Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
g. Time Deposits
The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short term investments in each Fund’s respective Schedule of Investments.
h. Reclassification
GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per share.
i. Federal Income Tax
It is the policy of the Funds to qualify as RICs under Subchapter M of the Code and to distribute substantially all of their net investment income and capital gains, if any, to their shareholders. Therefore, no federal income tax provisions are required as long as the Funds qualify as RICs.
As of and during the period ended March 31, 2018, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds file income tax returns in the U.S. federal jurisdiction and Delaware.
The Funds follow ASC 740 (Income Taxes) which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements.
Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be in 2017 tax returns. Each Fund’s federal tax return for the prior fiscal year remains subject to examination by the Internal Revenue Service, as does the 2015 federal tax return for the CSOP FTSE China A50 ETF.
3. Transactions with Affiliates
a. Investment Advisory Agreement
The Adviser serves as the investment adviser to the Funds pursuant to an investment advisory agreement (the ‘‘Investment Advisory Agreement’’). Subject at all times to the supervision and approval of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs, as well as other administrative matters.
For its services to the Funds during the period ended March 31, 2018, the Funds paid the Adviser a management fee, which was calculated daily and paid monthly at an annual rate of 0.70%, 0.79% and 0.75%, respectively, of average daily net assets of the CSOP FTSE China A50 ETF, the CSOP MSCI China A International Hedged ETF and the CSOP China CSI 300 A-H Dynamic ETF, respectively.
Under the Investment Advisory Agreement, the Adviser has agreed to pay generally all expenses of the Funds. The Adviser is not responsible for, and the Funds will bear the cost of interest expenses, taxes, brokerage expenses, and other expenses connected with the execution of the portfolio securities transactions, distribution fees, if any, and extraordinary expenses.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)
March 31, 2018

3. Transactions with Affiliates – (continued)

The Funds have contractually agreed to reduce management fees in an amount equal to any Acquired Fund Fees and Expenses incurred by the Funds from investments in affiliated funds advised by the Adviser listed on the Hong Kong Stock Exchange with similar investment strategies. During the period ended March 31, 2018, there were no transactions with affiliated parties.
b. Distribution Agreement
ALPS Distributors, Inc. (‘‘ALPS’’), a Colorado Corporation, is the principal underwriter and distributor of the Funds’ shares. ALPS does not maintain any secondary market in Fund shares. The Adviser or ALPS, or an affiliate of the Adviser or ALPS, may directly or indirectly make cash payments to certain broker-dealers for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and their clients. These amounts, which may be significant, are paid by the Adviser and/or ALPS from their own resources and not from the assets of the Funds.
c. Other Agreements
Administrator, Custodian, Fund Accountant and Transfer Agent
Brown Brothers Harriman & Co. (‘‘BBH’’) serves as administrator, transfer agent and dividend disbursing agent for the Funds pursuant to an Administrative Services Agreement. BBH also serves as the custodian of the Funds pursuant to a Custodian Agreement.
Chief Compliance Officer, Treasurer and Principal Financial Officer
Foreside Fund Officer Services, LLC provides the Funds with a Chief Compliance Officer and Foreside Fund Management Services, LLC provides the Funds with a Treasurer and Principal Financial Officer.
d. Related Party Investments
The Funds are permitted to enter into forward foreign currency contracts and time deposits with BBH, a related party to the Administrator, Custodian and Transfer Agent. All forward foreign currency contracts with BBH as of March 31, 2018, have been disclosed in the Schedules of Investments. As of March 31, 2018, the Funds did not have open time deposits with BBH.
4. Capital Share Transactions
The Funds’ offer and redeem shares on a continuous basis at the NAV only in large blocks of 50,000 shares ‘‘Creation Unit’’. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain APs. An AP is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant. In each case, the AP must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.
Shares of the Funds will be listed and traded on the Exchange on each day that it is open for business (‘‘Business Day’’). Individual Fund shares may be purchased and sold on the Exchange or other secondary markets through a broker-dealer or other intermediary. Because the Funds’ shares trade at market prices rather than at their NAV, shares may trade at a price equal to the NAV, greater than the NAV (premium) or less than NAV (discount).
Retail investors will not qualify as APs. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase or sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)
March 31, 2018

5. Investment Transactions
During the period ended March 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:
Fund	Purchases	Sales
CSOP FTSE China A50 ETF	$2,786,566	$1,376,310
CSOP MSCI China A International Hedged ETF	118,766	217,324
CSOP China CSI 300 A-H Dynamic ETF	230,992	256,904
6. Principal Risks
As with all investments, the value of an investment in the Funds can be expected to go up or down. You can lose money on your investment, including the possible loss of the entire principal amount of your investment, over short-term or long-term periods. An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting your investments in the Funds, including but not limited to those described below, are discussed in detail in the Funds’ prospectuses. Each of these factors could cause the value of an investment in a Fund to decline.
Risk of Investing in China
Investing in securities of companies organized and listed in China subjects the Funds to risks specific to China. China is a developing market and, as a result, investments in securities of companies organized and listed in China may, from time to time, be subject to significantly higher volatility than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, could have a significant impact on the economy of China (and the world). Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. There is no guarantee that the Chinese government will not revert from its current open-market economy to the economic policy of central planning that it implemented prior to 1978. These factors may result in, among other things, a greater risk of stock market fluctuations, interest rate fluctuations, currency fluctuations, and inflation. It may also be difficult or impossible for the Funds to obtain or enforce a judgment in a Chinese court.
Risk of Investing in Issuers listed on the ChiNext Board
The issuers listed on the ChiNext Board generally are companies in the early stages of development pursuing ventures in the scientific development, innovation and media industries. As a result, these issuers generally have limited operating histories, less mature business models, and limited risk management capacity. These traits cause ChiNext-listed issuers to be vulnerable to market risks and market volatility, both of which may adversely affect the performance of an issuer and thus, the Funds’ investment in such issuer.
Risk of Investments in A-Shares
The Indices are comprised of A-Shares listed on the Shanghai and Shenzhen Stock Exchanges. In seeking to track the performance of the Indices, the Funds intend to invest directly in A-Shares through the Adviser’s Renminbi Qualified Foreign Institutional Investor (‘‘RQFII’’) quota, and will also invest in eligible A-Shares through the Shanghai-Hong Kong Stock Connect program. Therefore, the size of the Funds’ direct investment in A-Shares is limited by both the size of the Adviser’s RQFII quota and any trading limits or other restrictions applicable to A-Shares traded through the Shanghai-Hong Kong Stock Connect program. This places practical limitations on the size of the Funds and may have a negative impact on the trading of the Funds’ shares. In addition, the RQFII quota of the Adviser may be reduced or revoked by the Chinese regulators if, among other things, the Adviser fails to comply with applicable Chinese regulations. If the Adviser’s RQFII quota was, or RQFII quotas generally were, reduced or eliminated, the Funds could be required to dispose of a portion of their A-Share holdings. This would likely have a material adverse impact on the Funds’ performance and their ability to meet their investment

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)
March 31, 2018

6. Principal Risks – (continued)

objectives. If the Funds are unable to obtain sufficient exposure to the performance of the Index due to the limited availability of the Adviser’s RQFII quota, or trading or other restrictions on the Shanghai-Hong Kong Stock Connect program, the Funds could be forced to limit or suspend the issuance of new shares until the Adviser determines that the requisite exposure to the Index is obtainable. Any limits on the Funds’ ability to issue new shares could cause the Funds’ shares to trade at a premium or discount to the NAV of the Funds and the Funds could experience substantial redemptions.
The Chinese government may intervene in the A-Share market and halt or suspend trading of A-Share securities for short or even extended periods of time. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions, including a number of securities held by the Fund. If the trading in a significant number of the Funds’ A-Share holdings is halted or suspended, the Funds’ portfolios could become illiquid. In such event, the Funds may have difficulty selling their portfolio positions until the trading halt or suspension is lifted, or may not be able to sell such securities at all. As a result, the Funds may need to sell other more liquid portfolio holdings at a loss or at times when they otherwise would not do so to generate sufficient cash to satisfy redemption requests. This could have a negative impact on the Funds’ performance and increase the Funds’ tracking error. If a significant number of securities held by the Funds are suspended or unavailable for sale, the Funds are permitted to delay settlement of redemption requests up to seven days. Trading halts or suspensions may make it difficult for the Funds to obtain prices for such securities and may require the Funds to ‘‘fair value’’ a portion of their portfolio holdings. In such case, the determined fair value for an investment may be different than the value realized upon the disposition of such investment. Furthermore, trading halts or suspensions of the Funds’ portfolio securities may also have a negative impact on the trading price of Fund shares and increase the volatility of such trading prices.
Risk of Investment and Repatriation Restrictions
Investments by the Funds in the People’s Republic of China (‘‘China’’ or the ‘‘PRC’’) securities are subject to governmental pre-approval limitations on the quantity that the Funds may purchase, as well as limits on the classes of securities in which the Funds may invest. Repatriations by holders of RQFII quotas are currently permitted daily and are not subject to repatriation restrictions or prior regulatory approval. However, there is no assurance that the PRC rules and regulations will not change or that repatriation restrictions will not be imposed in the future. Further, such changes to the PRC rules and regulations may be applied retroactively. Any restrictions on repatriation of the Funds’ portfolio investments may have an adverse effect on the Funds’ performance and the Funds’ ability to meet redemption requests.
A-Shares Tax Risk
The Funds’ investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, the PRC has implemented a number of tax reforms in recent years, including the value added tax reform, and may continue to amend or revise existing PRC tax laws in the future. Changes in applicable PRC tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Funds directly or indirectly by reducing the after-tax profits of the companies in the PRC in which the Funds invest. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Funds. The Funds’ investments in securities issued by PRC companies, including A-Shares, may cause the Funds to become subject to withholding income tax and other taxes imposed by the PRC. The PRC taxation rules are evolving, may change, and new rules may be applied retroactively. Any such changes could have adverse impact on the Funds’ performance.
Risk of Investing Through Shanghai-Hong Kong Stock Connect
The Funds may invest in China A Shares listed and traded on the Shanghai Stock Exchange through the Shanghai-Hong Kong Stock Connect program. Trading through the Shanghai-Hong Kong Stock Connect program is subject to a number of restrictions that may impact the Funds’ investments and returns. Among other restrictions, investors in securities obtained via the Shanghai-Hong Kong Stock Connect program are generally subject to Chinese securities regulations and Shanghai Stock Exchange rules. Securities obtained via the Shanghai-Hong Kong Stock Connect program generally may only be sold,

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)
March 31, 2018

6. Principal Risks – (continued)

purchased or otherwise transferred through the Shanghai-Hong Kong Stock Connect program in accordance with applicable rules. Although the Funds are not subject to individual investment quotas, daily investment quotas designed to limit the maximum daily net purchases on any particular day apply to all participants in the Shanghai-Hong Kong Stock Connect program. These daily investment quotas may restrict or preclude the ability of the Funds to invest in securities obtained via the program. Additionally, investments made through the Shanghai-Hong Kong Stock Connect program are subject to trading, clearance and settlement procedures that are relatively untested in China, which could pose risks to the Funds.
Authorized Participant Concentration Risk
Only an AP (as defined in note 1. Organization) may engage in creation or redemption transactions directly with the Funds. The Funds have arrangements with a limited number of institutions that serve as AP. To the extent that one or more of these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other AP is able to step forward to create or redeem, Fund shares may trade at a discount to NAV and possibly face delisting.
Concentration Risk
To the extent that the Funds’ investments are concentrated in the securities of China, or a particular issuer or issuers, market, industry, group of industries, sector or asset class, the Funds may be more adversely affected by the underperformance of those securities, subject to increased price volatility, and more susceptible to adverse economic, market, political and regulatory occurrences than if the Funds’ assets were more diversified.
Costs of Buying or Selling Fund Shares
Investors buying or selling shares in the secondary market will normally pay brokerage commissions or other fees which have the effect of reducing their Fund returns. These fees are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares.
Custody Risk
Less developed markets such as China are more likely to experience problems with the clearance and settlement of trades and the holding of securities by local banks, agents and depositories. Local agents are held only to the standards of care of their local markets, and in general, the less developed a country’s securities markets are, the greater the likelihood of custody and settlement problems.
Applicable PRC regulations require that the A-Shares purchased for the Funds by the Adviser may be credited to a security’s trading account maintained in the joint names of the Funds and the Adviser. The Adviser may similarly credit all non-A-Share securities to a security’s trading account maintained in the joint names of the Funds and the Adviser. The Adviser may not use the account for any purpose other than maintaining the Funds’ assets. However, given that the securities trading account will be maintained in the joint names of the Adviser and the Funds, the Funds’ assets may not be as well-protected as they would be if it were possible for them to be registered and held solely in the name of the Funds. In particular, there is a risk that creditors of the Adviser may assert that the securities are owned by the Adviser and not the Funds, and that a court would uphold such an assertion. If this were to occur, creditors of the Adviser could seize assets of the Funds, resulting in potentially substantial losses to the Funds and Funds’ investors.
Derivatives Risk
The Funds may invest in derivatives. Examples of derivatives include forward currency contracts, futures contracts and options contracts. Derivatives are subject to a number of risks, including market, correlation, leverage and interest rate risks. Derivatives may experience dramatic price changes and imperfect correlations between the price of the derivative contract and the underlying assets, rates, indices or other indicators, which may increase the Funds’ volatility and have a negative impact on the Funds’ returns.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)
March 31, 2018

6. Principal Risks – (continued)

Emerging Markets Risk
While China’s economy has expanded in recent years, China is still considered an emerging market economy. As such, the Funds’ investments are subject to greater risk of loss than investments in more developed markets. This is due to, among other things, increased risk of government intervention, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than is typically found in more developed markets.
Equity Securities Risk
An investment in the Funds involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value, and their values may go up or down significantly and without warning.
Financial Sector Risk
The Indices, and thus the Funds, may be concentrated (i.e., invest more than 25% of their assets) in the financial sector. Companies in the financial sector are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Greater Chinese governmental involvement in the financial sector poses additional risks for investors, including the risk of appropriation or seizure by the Chinese government and the risk of abrupt changes in government policy or regulation.
Hong Kong Political Risk
Although China has expressed its commitment to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Any attempt by China to tighten its control over Hong Kong’s political, economic, legal or social policies may result in an adverse effect on Hong Kong’s markets. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (i.e., is ‘‘pegged’’ to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue. Because the CSOP China CSI 300 A-H Dynamic ETF’s NAV is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in the Fund’s NAV.
Index Tracking Error Risk
As with other index funds, the performance of the Funds may vary from the performance of the Indices as a result of each Fund’s respective fees and expenses, the use of representative sampling, brokerage and transaction costs, the effect of Chinese taxes, and other factors. In addition, the Funds may not be able to invest in certain securities included in the Indices or invest in them in the exact proportions they represent of the Indices, due to legal restrictions or limitations imposed by the Chinese government or a lack of liquidity on stock exchanges in which such securities trade. The Funds may not be fully invested at times either as a result of cash flows into the Funds or reserves of cash held by the Funds to meet redemptions or pay expenses. In addition, foreign exchange fluctuations and any issues the Funds encounter with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase the index tracking error risk.
International Closed Market Trading Risk
Because the Funds’ underlying securities trade on an exchange that is closed when the securities exchange on which the Funds’ shares list and trade is open, there are likely to be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)
March 31, 2018

6. Principal Risks – (continued)

Large-Capitalization Securities Risk
The Funds’ investments are expected to be composed primarily of securities of large-capitalization issuers. As a result, the Funds will be subject to the risk that large-capitalization issuers, and thus the Funds’ portfolios, may underperform other segments of the Chinese equity market or the equity market as a whole.
Market Risk
Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The Funds’ NAVs and market prices, like securities prices generally, will fluctuate within a wide range in response to many factors. As a result, the performance of the Funds could vary from their stated objective, and you could lose money.
Mid-Capitalization Securities Risk
The CSOP MSCI China A International Hedged ETF’s investments are expected to include securities of mid-capitalization issuers. Compared to large-capitalization issuers, mid-capitalization issuers may be less stable and more susceptible to adverse developments, as they are more likely to have narrower product lines, fewer financial resources, less management depth and experience, and less competitive strength. In addition, securities of mid-capitalization issuers may be more volatile and less liquid, and the returns on investments could trail the returns on investments in securities of large-capitalization companies.
Non-U.S. Currency Risk
The Funds’ assets will be invested primarily in the securities of issuers in China, and the gains, losses and income received by the Funds will be denominated primarily in Chinese Renminbi (‘‘RMB’’) whereas the Funds’ reference currency is the U.S. dollar. As a result, the Funds’ performance may be adversely affected by changes in currency exchange rates, which can be very volatile and change quickly and unpredictably. In addition, the remittance of foreign currency and the exchange of RMB within China are subject to significant governmental restrictions. Because all transactions in A-Shares must be settled in RMB, limitations of the supply of RMB may adversely affect the Funds’ operations. There is no assurance that the Funds will continue to have access to sufficient amounts of RMB to remain fully invested.
Non-U.S. Securities Risk
Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation, decreased market liquidity and political instability. In addition, because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities in such markets.
Passive Investment Risk
The Funds are not actively managed, and, therefore, will not sell securities due to current or projected underperformance of the security, industry or sector.
Risk of Cash Transactions
Unlike some ETFs, the Funds expect to effect creations and redemptions principally in cash, rather than through the in-kind contribution or redemption of securities. As a result, an investment in the Funds may be less tax-efficient than an investment in an ETF that transact in-kind.
Secondary Market Trading Risk
Trading in the Funds’ shares may be halted by the Exchange, or any other exchange on which the Funds’ shares are traded because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Funds. In addition, although the Funds’ shares are listed on the Exchange, there can be no assurance that an

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)
March 31, 2018

6. Principal Risks – (concluded)

active trading market for shares will develop or be maintained. The value of the securities in the Funds’ portfolio may change on days when shareholders will not be able to purchase or sell the Funds’ shares.
Shares of the Fund May Trade at Prices Other than NAV
Although market prices for the Funds’ shares generally are expected to closely correspond to the Funds’ NAVs, it is expected that, as with all ETFs, there will be times when the market price of the Funds’ shares are higher or lower than the NAVs of such shares. The risk that shares of the Funds may trade at prices other than NAV is heightened in times of market stress or volatility.
Cybersecurity Risk
Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Funds, the Adviser, and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.
7. Beneficial Ownership
Certain owners of the Adviser are also owners and/or trustees of the Funds. These individuals may receive benefits from any management fees paid to the Adviser.
8. Federal Income Taxes
Each Fund intends to qualify and elect to be treated as a separate RIC under Subchapter M of the Code. To qualify and maintain their tax status as a regulated investment company, the Funds must meet annually certain income and asset diversification requirements and must distribute annually at least 90 percent of their ‘‘investment company taxable income’’ (which includes dividends, interest and net short-term capital gains).
As RICs, the Funds generally will not have to pay corporate-level federal income taxes on any ordinary income or capital gains that a Fund distributes to its shareholders. If a Fund fails to qualify as a RIC for any year, (subject to certain curative measures allowed by the Code) the Fund is subject to regular corporate-level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, distributions will be taxable to the Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.
The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily due to the tax deferral of losses on wash sales and investments in passive foreign investment companies (PFIC).
9. Subsequent Events
In preparing the Financial Statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Management has determined that there are no material events, except as set forth above, which would require disclosure in the Funds’ financial statements through this date.

OTHER INFORMATION (unaudited)
Proxy Voting Information
A description of CSOP ETF Trust’s proxy voting policies and procedures is attached to the Trust’s Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.csopasset.us or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling toll-free 1-844-209-2937.
In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling toll-free 1-844-209-2937 or on the SEC’s website at www.sec.gov.
Quarterly Portfolio Holdings Information
CSOP ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Trust’s full portfolio holdings are updated daily and available on the Trust’s website at www.csopasset.us.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

APPROVAL OF MANAGEMENT AGREEMENT (unaudited)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), a fund’s investment advisory agreement must be approved both by the fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto, as defined in the 1940 Act (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
At an in-person meeting held on December 13, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of CSOP ETF Trust (the “Trust”), including the Independent Trustees of the Trust, considered the proposed approval of the continuation of the amended and restated investment advisory agreement (the “Advisory Agreement”) between the Trust and CSOP Asset Management Limited (the “Adviser”), on behalf of the CSOP China FTSE A50 ETF (“FTSE A50 ETF”), CSOP MSCI China A International Hedged ETF (“MSCI International ETF”) and CSOP CSI China A-H Dynamic ETF (“CSI Dynamic ETF”) (each a “Fund” and collectively, the “Funds”). Under the Advisory Agreement, the Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Funds’ respective investment objectives and policies, among other services. In preparation for the Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Advisory Agreement and the services provided thereunder. The Trustees considered this information, as well as information presented during the Meeting and information they received throughout the year as part of their regular oversight of the Funds to determine whether to approve the continuation of the Advisory Agreement. The Board received information relating to, among other topics, (i) the nature, extent and quality of the services provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices and investment strategies; (v) the Funds’ advisory fees and overall fees and operating expenses compared with a peer group of funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s investment performance with respect to the Funds; and (viii) the level of the Adviser’s and its affiliates’ profitability from Fund-related operations. The Board also reviewed a memorandum from legal counsel to the Trust (“Fund Counsel”) detailing the duties and responsibilities of the Trustees under the 1940 Act and under applicable state law, with respect to their consideration of the Advisory Agreement.
Representatives of the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions during the Meeting to help the Trustees evaluate the information provided and the Adviser’s services, fees and other aspects of the Advisory Agreement. The Independent Trustees received advice from their independent counsel and discussed the Advisory Agreement outside the presence of Fund management and the Adviser.
The following is a summary of the factors the Board considered in making its determination to approve the continuation of the Advisory Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Advisory Agreement, and individual Trustees may have given different weight to various factors. The Board concluded that the fees paid by the Funds to the Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits realized by the Adviser.
Nature, Extent and Quality of Services Provided by the Adviser
With respect to the nature, extent and quality of the services provided by the Adviser under the Advisory Agreement, the Board evaluated, among other things, the Adviser’s business, financial resources, quality and quantity of investment personnel, experience, past performance, its expertise with respect to investing in China, Fund risk management processes, brokerage practices, and the adequacy of its compliance systems and processes. The Board reviewed the scope of services to be provided by the Adviser under the Advisory Agreement and noted there would be no significant differences between the scope of services required to be provided by the Adviser for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Adviser’s representations to the Board that the Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and whether these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs. Based on the foregoing, the Trustees determined that the approval of the Advisory Agreement would enable shareholders of the Funds to receive high quality services at a cost that was appropriate and reasonable.

APPROVAL OF MANAGEMENT AGREEMENT (unaudited) – (continued)

Fund Performance
At the Meeting, and throughout the year, the Board received and reviewed detailed performance information for the Funds. As part of its annual review process, the Board considered statistical information provided by the Adviser regarding the expense ratio components and performance of each Fund and comparisons of each Fund’s information to that of peer funds. The Board reviewed the comparative information and discussed the positioning of each Fund relative to its peers with the Adviser. The Board considered each Fund’s short-term and long-term investment performance over various periods of time as compared to each Funds’ benchmarks and the tracking error experienced during those periods. With respect to the FTSE A50 ETF, the Board discussed with the Adviser the differences between the Fund and its peer funds, noting specifically the unique nature of the Fund and its availability to U.S. investors. The Board also noted the Fund’s underperformance in comparison to its benchmark over the year-to-date, one-year, and since inception periods, as well as the Fund’s outperformance of its peer group over the year-to-date and one-year periods. With respect to the MSCI International ETF, the Board noted that the Fund outperformed its benchmark over the year-to-date period, but underperformed its benchmark for the one-year and since inception periods, and underperformed its peer funds over the year-to-date, one-year, and since inception periods. With respect to the CSI Dynamic ETF, the Board noted that the Fund had experienced moderate underperformance in comparison to its peer group and benchmark over the year-to-date and one-year periods. The Board further noted that the CSI Dynamic ETF underperformed the majority of its peer universe and its benchmark since inception. The Board considered that the Funds had each closely tracked their respective benchmarks over the year-to-date, one-year, and since inception periods, and that each Fund had positive absolute returns over the year-to-date and one-year periods. Based on the foregoing, the Board determined that the proposed advisory fees paid by the Funds are reasonable in relation to the nature and quality of the services provided by the Adviser.
Costs of Services Provided and Profitability
With respect to each of the Funds, the Board discussed the advisory fee, presented as a percentage of each Fund’s average daily net assets, charged relative to the scope of proposed services to be rendered by the Adviser. The Board reviewed information about the profitability of the Funds to the Adviser based on the advisory fees payable under the current Advisory Agreement for the last year. The Board noted that the Adviser had contractually agreed to pay all operating expenses of the Funds, including the cost of index licensing fees, transfer agency, custody, fund administration, legal, audit and other services, except management fees, interest expense, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, extraordinary expenses, distribution fees, and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board discussed fees charged by comparable ETFs and reviewed information provided by the Adviser showing the advisory fee for each Fund as compared to those of its peer funds. The Board noted that each Fund’s advisory fee was within the range of, and in some instances lower than, the advisory fees paid by the peer funds presented by the Adviser. The Board concluded that, based on its review, the fees for each of the Funds appeared reasonable in relation to the assumptions made by the Adviser and the fees charged and services provided.
The Board also reviewed information regarding the direct revenue received by the Adviser and ancillary revenue, if any, received by the Adviser and/or its affiliates in connection with the services provided to the Funds by the Adviser and/or its affiliates. The Board also discussed the costs of services provided and the Adviser’s profit margin, including the expense allocation methodology used in the Adviser’s profitability analysis. The Board noted that the Adviser pays the Funds’ fees by way of a unitary fee, and at the time of the Meeting the Adviser had not realized a profit from the management of the Funds. The Board also considered the effect of fall-out benefits to the Adviser such as the increased brand recognition in the United States in relation to the management of the Funds. In light of the costs of providing services pursuant to the Advisory Agreement as well as the Adviser’s commitment to the Funds, the Board concluded the ancillary benefits that the Adviser received are reasonable. The Board further concluded that the profit to the Adviser on the fees paid by the Funds is not excessive in view of the nature and quality of the services provided by the Adviser.

APPROVAL OF MANAGEMENT AGREEMENT (unaudited) – (concluded)

Economies of Scale
The Board also considered the existence of any economies of scale and whether those economies are shared with the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Adviser. The Board noted the existence of expense limitation agreements for each Fund, pursuant to which the Adviser agrees to limit the expenses of each Fund to its stated management fee. The Board also noted that the Advisory Agreement does not provide for breakpoints in each Fund’s advisory fee rates as assets of a Fund increase. However, the Board noted the Adviser’s assertion that future economies of scale had been taken into consideration by fixing the Funds’ management fees at competitive levels, effectively sharing the benefits of lower fees with the Funds and their shareholders from inception. The Board also acknowledged the Adviser’s representation that the Funds have not yet achieved economies of scale. The Board noted that it intends to continue to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted in the future.
Approval of the Advisory Agreement
Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Advisory Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the continuation of the Advisory Agreement for another one-year term. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SUPPLEMENTAL INFORMATION (unaudited)
Premium/Discount Information
The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the last sale price on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.
The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.
Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.
CSOP FTSE China A50 ETF
Period Covered: October 1, 2017 through March 31, 2018
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	3	1.97%
Greater than 1.5% and Less than 2.0%	5	3.29%
Greater than 1.0% and Less than 1.5%	6	3.95%
Greater than 0.5% and Less than 1.0%	30	19.74%
Between 0.5% and -0.5%	67	44.08%
Less than -0.5%	41	26.97%
Total	152	100.00%

CSOP MSCI China A International Hedged ETF
Period Covered: October 1, 2017 through March 31, 2018
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	2	8.00%
Greater than 1.5% and Less than 2.0%	0	0.00%
Greater than 1.0% and Less than 1.5%	0	0.00%
Greater than 0.5% and Less than 1.0%	1	4.00%
Between 0.5% and -0.5%	5	20.00%
Less than -0.5%	17	68.00%
Total	25	100.00%

SUPPLEMENTAL INFORMATION (unaudited) – (concluded)

CSOP China CSI 300A-H Dynamic ETF
Period Covered: October 1, 2017 through March 31, 2018
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	0	0.00%
Greater than 1.5% and Less than 2.0%	1	4.00%
Greater than 1.0% and Less than 1.5%	1	4.00%
Greater than 0.5% and Less than 1.0%	1	4.00%
Between 0.5% and -0.5%	15	60.00%
Less than -0.5%	7	28.00%
Total	25	100.00%

TRUSTEES AND OFFICERS OF THE TRUST (unaudited)
Name, Address(1) and Age	Position with Trust and Length of Term(2)	Principal Occupations in the Past 5 Years	Number of Portfolios in Fund Complex(3) Overseen by Trustee	Other Directorships Held in the Past 5 Years
Interested Trustees
Chen Ding (Born: 1969)	Trustee (since 2015)(4)	CEO of CSOP Asset Management Limited (2008 – present)	3	CSOP Asset Management Limited (2008 – present); Chinese Asset Management Association of Hong Kong Limited (2013 – present); Chinese Securities Association of Hong Kong (2013 – present); Source CSOP Markets plc (2014 – 2017); CSOP Alternative Funds plc (2014 – 2016); CSOP Investment Funds plc (2014 – 2017); Alternative Value Investments Limited (2016 – present); Famous Dragon Capital Limited (2016 – present); The Hong Kong Chinese Enterprises Association (2015 – present); Chinese Financial Association of Hong Kong (2015 – present).
Independent Trustees
Karl-Otto Hartmann (Born: 1955)	Trustee (since 2015)	Founder and CEO of IntelliMagic LLC consulting practice (2005 – present); CEO of 40Act.com, LLC (2012 – present); Adjunct professor at Suffolk University School of Law (2007 – present)	3	Horizons ETF Trust (2014 – 2017).
Chia Ling Chen (Born: 1970)	Trustee (since 2015)	CEO of China Asset Management (Hong Kong) Limited (2009 – 2014)	3	Chyang Sheng Dyeing & Finishing Co., Ltd. (2015 – present); China Aircraft Leasing Group Holdings Limited (2016 – 2018).

(1)
Unless otherwise noted, the business address of each Trustee is Suite 2802, Two Exchange Square, 8 Connaught Place, Central, Hong Kong.

(2)
Each Trustee shall serve until death, resignation or removal.

(3)
The term “Fund Complex” refers to CSOP ETF Trust.

(4)
Ms. Ding may be deemed to be an “interested” person of the Funds, as that term is defined in the 1940 Act, by virtue of her affiliation with the Adviser and/or its affiliates.

TRUSTEES AND OFFICERS OF THE TRUST (unaudited) – (concluded)

Name, Address(1) and Age	Position with Trust and Length of Term(2)	Principal Occupations in Past 5 Years
Chen Ding (Born: 1969)	President (since 2015); and Principal Executive Officer (since 2016)	CEO, CSOP Asset Management Limited (2008 – present)
Michelle Wong (Born: 1980)	Secretary (since 2015)	Senior Executive Director, General Counsel and CCO, CSOP Asset Management Ltd. (2017 – present); Director, China Southern Dragon Dynamic Multi Strategy Fund SPC (2017 – present); Director, China Southern Dragon Dynamic Fund (2016 – present); Director, CSOP Simpleway Multi Strategy Fund SPC (2016 – present); Executive Director, General Counsel and CCO, CSOP Asset Management Ltd. (2016 – 2017); Director, General Counsel and Head of Legal and Compliance, CSOP Asset Management Ltd. (2015 – 2016); Director, Legal Counsel, CSOP Asset Management Ltd. (2014 – 2015); Assistant Solicitor, Reed Smith Richards Butler (2009 – 2014).
Monique Labbe (Born: 1973)	Principal Financial Officer and Treasurer (since 2015)	Senior Director, Foreside Fund Management Services, LLC (2014 – present); Principal/Assistant Vice President, State Street Global Advisors (2012 – 2014)
Patrick J. Keniston, Esq. (Born: 1964)	Chief Compliance Officer (since 2015)	Managing Director of Foreside Fund Officer Services, LLC (October 2008 – present)

(1)
The business address of Mses. Chen Ding and Michelle Wong is Suite 2802, Two Exchange Square, 8 Connaught Place, Central, Hong Kong. The business address of Ms. Monique Labbe is 10 High Street, Suite 302, Boston, MA 02110. The business address of Mr. Patrick J. Keniston is 3 Canal Plaza, Portland, ME 04101.

(2)
Each officer shall serve until death, resignation or removal.

DISCLAIMERS (unaudited)

CSOP FTSE China A50 ETF
FTSE International Limited (“FTSE”) is not affiliated with the Trust, the Adviser, the Fund’s administrator, custodian, transfer agent or distributor, or any of their respective affiliates.
FTSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR STRATEGIES OR ANY DATA INCLUDED HEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL FTSE HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, OR FOR ANY LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
FURTHERMORE, CSOP FTSE CHINA A50 ETF IS NOT IN ANY WAY SPONSORED, ENDORSED, SOLD OR PROMOTED BY FTSE OR THE LONDON STOCK EXCHANGE GROUP (“LSEG”) COMPANIES (TOGETHER, THE “LICENSOR PARTIES”), AND NONE OF THE LICENSOR PARTIES MAKE ANY CLAIM, PREDICTION, WARRANTY OR REPRESENTATION WHATSOEVER, EXPRESSLY OR IMPLIEDLY, AS TO ANY OF: (I) THE RESULTS TO BE OBTAINED FROM THE USE OF THE FTSE CHINA A50 NET TOTAL RETURN INDEX (THE “INDEX”) (UPON WHICH THE FUND IS BASED); (II) THE FIGURE AT WHICH THE INDEX IS SAID TO STAND AT ANY PARTICULAR TIME ON ANY PARTICULAR DAY OR OTHERWISE; OR (III) THE SUITABILITY OF THE INDEX FOR THE PURPOSE TO WHICH IT IS BEING PUT IN CONNECTION WITH THE FUND. NONE OF THE LICENSOR PARTIES HAVE PROVIDED OR WILL PROVIDE ANY FINANCIAL OR INVESTMENT ADVICE OR RECOMMENDATION IN RELATION TO THE INDEX TO THE ADVISER OR ITS CLIENTS. THE INDEX IS CALCULATED BY FTSE OR ITS AGENT. NONE OF THE LICENSOR PARTIES SHALL BE (A) LIABLE (WHETHER IN NEGLIGENCE OR OTHERWISE) TO ANY PERSON FOR ANY ERROR IN THE INDEX OR (B) UNDER ANY OBLIGATION TO ADVISE ANY PERSON OF ANY ERROR THEREIN.
ALL RIGHTS IN THE INDEX VEST IN FTSE. “FTSE” IS A TRADEMARK OF LSEG, AND IS USED BY FTSE UNDER LICENSE.
CSOP MSCI China A International Hedge ETF & CSOP China CSI 300 A-H Dynamic ETF
MSCI Inc. (“MSCI”) is not affiliated with the Trust, the Adviser, the Funds’ administrator, custodian, transfer agent or distributor, or any of their respective affiliates.
THE CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI, ANY OF ITS AFFILIATES, OR ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDICES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE ADVISER. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDICES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE FUND OR THE ISSUER OR OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDICES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE FUND ARE REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE FUND.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDICES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY

MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
NO PURCHASER, SELLER OR HOLDER OF THIS SECURITY, PRODUCT OR FUND, OR ANY OTHER PERSON OR ENTITY, SHOULD USE OR REFER TO ANY MSCI TRADE NAME, TRADEMARK OR SERVICE MARK TO SPONSOR, ENDORSE, MARKET OR PROMOTE THIS SECURITY WITHOUT FIRST CONTACT MSCI TO DETERMINE WHETHER MSCI’S PERMISSION IS REQUIRED. UNDER NO CIRCUMSTANCES MAY ANY PERSON OR ENTITY CLAIM ANY AFFILIATION WITH MSCI WITHOUT THE PRIOR WRITTEN PERMISSION OF MSCI.
THE CSI 300 SMART INDEX (THE “INDEX”) IS COMPILED AND CALCULATED BY CHINA SECURITIES INDEX CO., LTD. (“CSI”) ALL COPYRIGHTS IN THE INDEX VALUES AND CONSTITUENT LIST VEST IN CSI. CSI WILL APPLY ALL NECESSARY MEANS TO ENSURE THE ACCURACY OF THE INDEX. HOWEVER, CSI DOES NOT GUARANTEE ITS INSTANTANEITY, COMPLETENESS OR ACCURACY, NOR SHALL IT BE LIABLE (WHETHER IN NEGLIGENCE OR OTHERWISE) TO ANY PERSON FOR ANY ERROR IN THE INDEX OR UNDER ANY OBLIGATION TO ADVISE ANY PERSON OF ANY ERROR THEREIN.

CSOP ETF TRUST

Investment Adviser
CSOP Asset Management Limited
2801-2803, Two Exchange Square, 8 Connaught Place
Central, Hong Kong
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004-2541
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

Item 2. Code of Ethics.

Not required for this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required for this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required for this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not required for this semi-annual report on Form N-CSR.
(b)	Not required.

Item 6. Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities For Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1)	Not required for this semi-annual report on Form N-CSR.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CSOP ETF Trust

By: (Signature and Title)

/s/ Ding Chen

Ding Chen

Title:  President (Principal Executive Officer)

Date: June 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Ding Chen

Ding Chen

Title: President (Principal Executive Officer)

Date: June 7, 2018

By: (Signature and Title)

/s/ Monique Labbe

Monique Labbe

Title: Treasurer (Principal Financial Officer)

Date: June 7, 2018